UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:        May 31, 2006

Date of reporting period:       May 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS


                                Master Portfolios
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------

   Inflation-Protected Bond Portfolio......................................  116
   Managed Fixed Income Portfolio .........................................  120
   Stable Income Portfolio ................................................  132
   Total Return Bond Portfolio ............................................  142

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities....................................  156
   Statements of Operations................................................  157
   Statements of Changes in Net Assets.....................................  158
   Financial Highlights....................................................  160

Notes to Financial Highlights..............................................  161
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Notes to Financial Statements..............................................  162
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Report of Independent Registered Public Accounting Firm....................  167
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Other Information (Unaudited)..............................................  168
--------------------------------------------------------------------------------

List of Abbreviations......................................................  173
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                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
AGENCY SECURITIES - 0.79%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.79%
$  2,000,000   FNMA+/-                                                                       4.74%    02/17/2009    $     1,954,200
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                                 1,954,200
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.96%
   3,055,951   FNMA WHOLE LOAN SERIES 2004-W1 CLASS 3A+/-                                    5.22     01/25/2043          3,121,947
   1,687,736   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                                5.45     10/25/2041          1,735,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,817,629)                                                               4,857,015
                                                                                                                    ---------------

US TREASURY SECURITIES - 94.85%

US TREASURY BONDS - 43.06%
  14,910,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     2.00     07/15/2014         15,319,253
  14,595,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     1.88     07/15/2015         14,318,343
  11,430,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     2.00     01/15/2016         11,064,128
  18,830,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     2.38     01/15/2025         19,610,325
   7,755,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     2.00     01/15/2026          7,220,467
  10,935,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     3.63     04/15/2028         16,184,293
  12,015,000   US TREASURY BOND - INFLATION PROTECTED&                                       3.88     04/15/2029         18,238,212
   3,505,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     3.38     04/15/2032          4,713,528

                                                                                                                        106,668,549
                                                                                                                    ---------------

US TREASURY NOTES - 51.79%
   6,000,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     3.63     01/15/2008          7,608,016
   6,265,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     3.88     01/15/2009          7,971,695
   6,995,000   US TREASURY NOTE - INFLATION PROTECTED&                                       4.25     01/15/2010          8,897,854
  19,515,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     0.88     04/15/2010         19,520,150
   9,155,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     3.50     01/15/2011         11,072,630
   3,370,000   US TREASURY NOTE - INFLATION PROTECTED&                                       2.38     04/15/2011          3,398,856
   4,700,000   US TREASURY NOTE - INFLATION PROTECTED&                                       3.38     01/15/2012          5,582,954
  16,535,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     3.00     07/15/2012         19,060,677
  14,165,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     1.88     07/15/2013         14,892,151
  15,195,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     2.00     01/15/2014         15,952,268
  14,605,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                     1.63     01/15/2015         14,335,967
                                                                                                                        128,293,218
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $244,186,350)                                                                        234,961,767
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 47.84%

COLLATERAL INVESTED IN OTHER ASSETS - 47.84%
     102,574   ABBEY NATIONAL TREASURY SERVICE+/-++                                          5.15     01/16/2007            102,666
   1,522,063   AMERICAN EXPRESS BANK FSB+/-                                                  5.04     01/26/2007          1,521,987
     959,562   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.11     06/15/2007            960,022
   2,166,161   AQUIFER FUNDING LIMITED++                                                     5.03     06/07/2006          2,164,363
     827,208   ATLAS CAPITAL FUNDING CORPORATION+/-++                                        4.98     11/10/2006            827,208
     661,767   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.06     04/25/2007            661,720
     512,538   ATOMIUM FUNDING CORPORATION++                                                 4.87     06/07/2006            512,113
   4,659,631   ATOMIUM FUNDING CORPORATION                                                   5.06     06/15/2006          4,650,545
     224,471   ATOMIUM FUNDING CORPORATION++                                                 5.08     06/19/2006            223,910
   8,768,408   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $8,769,653)       5.11     06/01/2006          8,768,408
     175,368   BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.18     06/19/2006            175,365

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  3,308,833   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE $3,309,303)   5.11%    06/01/2006    $     3,308,833
     124,379   BETA FINANCE INCORPORATED SERIES MTN+/-++                                     5.14     06/02/2006            124,379
   4,337,880   BHP BILLITON FINANCE USA LIMITED                                              5.05     06/12/2006          4,331,244
  11,226,531   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $11,228,124)                 5.11     06/01/2006         11,226,531
     330,883   BUCKINGHAM CDO LLC++                                                          5.07     06/26/2006            329,729
   1,654,417   BUCKINGHAM CDO LLC                                                            5.06     07/24/2006          1,642,075
   1,323,533   CAIRN HIGH GRADE FUNDING I LLC                                                5.02     06/01/2006          1,323,533
     479,781   CAIRN HIGH GRADE FUNDING I LLC++                                              4.97     06/09/2006            479,248
   1,455,887   CAIRN HIGH GRADE FUNDING I LLC                                                5.04     06/12/2006          1,453,659
     827,208   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/14/2006            825,711
     727,943   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/15/2006            726,524
     727,943   CAIRN HIGH GRADE FUNDING I LLC                                                5.09     06/27/2006            725,301
      23,162   CAIRN HIGH GRADE FUNDING I LLC                                                5.15     07/11/2006             23,032
      66,177   CC USA INCORPORATED SERIES MTN+/-++                                           5.07     07/14/2006             66,177
     401,759   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.00     06/02/2006            401,702
   1,020,444   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.98     06/05/2006          1,019,873
     239,493   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.06     06/09/2006            239,228
      97,511   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.07     06/19/2006             97,268
   1,247,033   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/21/2006          1,243,566
   1,318,570   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/22/2006          1,314,720
   1,356,622   CEDAR SPRINGS CAPITAL COMPANY LLC                                             5.09     06/23/2006          1,352,457
     226,589   CEDAR SPRINGS CAPITAL COMPANY LLC                                             4.97     06/26/2006            225,798
     714,708   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                               5.05     06/13/2006            714,708
      90,993   CREDIT SUISSE FIRST BOSTON+/-                                                 5.21     06/19/2006             90,992
     248,163   CULLINAN FINANCE CORPORATION++                                                5.07     06/02/2006            248,128
   3,340,234   DEER VALLEY FUNDING LLC++                                                     5.04     06/26/2006          3,328,577
   2,560,905   DEER VALLEY FUNDING LLC                                                       5.08     06/27/2006          2,551,609
     107,537   DNB NOR BANK ASA                                                              5.08     07/05/2006            107,025
      41,360   EUREKA SECURITIZATION INCORPORATED++                                          5.06     06/23/2006             41,233
      12,441   FALCON ASSET SECURITIZATION CORPORATION                                       4.91     06/15/2006             12,417
   3,308,833   FCAR OWNER TRUST SERIES II                                                    5.04     06/22/2006          3,299,172
      33,088   FCAR OWNER TRUST SERIES II                                                    5.29     10/03/2006             32,505
   1,654,417   FIVE FINANCE INCORPORATED+/-++                                                5.12     01/25/2007          1,655,062
     110,217   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.20     08/15/2006            109,047
   3,308,833   FOX TROT CDO LIMITED                                                          5.06     06/26/2006          3,297,285
     529,413   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.16     06/16/2006            529,413
     397,391   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.06     09/18/2006            397,554
     906,289   GEORGE STREET FINANCE LLC++                                                   5.03     06/08/2006            905,410
   1,687,505   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.16     06/30/2006          1,687,505
     827,208   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.21     08/16/2006            827,208
      53,769   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.34     08/18/2006             53,785
      29,614   GRAMPIAN FUNDING LIMITED                                                      4.85     07/03/2006             29,481
     397,060   HARRIER FINANCE FUNDING LLC                                                   5.04     06/29/2006            395,511
     241,545   HBOS TREASURY SERVICES PLC+/-++                                               4.98     06/30/2006            241,516
   2,779,420   ING USA ANNUITY & LIFE INSURANCE+/-                                           5.22     06/06/2006          2,779,420
   4,963,250   JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
               (MATURITY VALUE $4,963,954)                                                   5.11     06/01/2006          4,963,250

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    165,806   K2 USA LLC SERIES MTN+/-++                                                    5.13%    07/24/2006    $       165,822
   2,117,653   KAUPTHING BANK HF+/-++                                                        5.14     03/20/2007          2,114,943
     120,971   KLIO FUNDING CORPORATION++                                                    5.06     06/22/2006            120,618
      59,956   KLIO FUNDING CORPORATION++                                                    5.14     07/26/2006             59,491
     523,457   KLIO II FUNDING CORPORATION++                                                 4.98     06/30/2006            521,343
      66,177   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                          4.98     06/02/2006             66,177
   2,242,264   LEXINGTON PARKER CAPITAL CORPORATION++                                        5.07     06/02/2006          2,241,950
   1,654,417   LIQUID FUNDING LIMITED++                                                      5.09     06/30/2006          1,647,733
     893,385   LIQUID FUNDING LIMITED+/-++                                                   5.06     08/14/2006            893,385
   1,158,092   LIQUID FUNDING LIMITED+/-++                                                   4.99     12/01/2006          1,158,092
     181,986   MERRILL LYNCH & COMPANY+/-                                                    5.09     06/06/2006            181,986
   2,316,183   MORGAN STANLEY+/-                                                             5.13     10/10/2006          2,316,183
   1,654,417   MORGAN STANLEY+/-                                                             5.13     10/30/2006          1,654,417
     508,733   MORGAN STANLEY SERIES EXL+/-                                                  5.11     08/13/2010            508,865
      49,633   NATIONWIDE BUILDING SOCIETY+/-++                                              5.20     07/21/2006             49,636
      85,600   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     4.57     06/15/2006             85,433
      70,644   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.06     06/19/2006             70,467
     276,949   NORTH SEA FUNDING LLC                                                         4.97     06/21/2006            276,179
     369,762   OLD LINE FUNDING CORPORATION++                                                5.02     06/15/2006            369,041
      21,110   PERRY GLOBAL FUNDING LLC                                                      4.80     06/12/2006             21,078
     100,291   PERRY GLOBAL FUNDING LLC SERIES A                                             5.07     06/23/2006             99,983
      29,780   PERRY GLOBAL FUNDING LLC SERIES A++                                           5.17     08/10/2006             29,484
   1,520,574   RACERS TRUST 2004-6-MM+/-++                                                   5.10     05/22/2006          1,520,863
     153,695   REGENCY MARKETS LLC                                                           5.05     06/13/2006            153,439
   1,654,417   REGENCY MARKETS LLC++                                                         5.05     06/15/2006          1,651,191
     827,208   ROYAL BANK OF SCOTLAND PLC+/-++                                               5.22     11/24/2006            827,547
     104,725   ROYAL BANK OF SCOTLAND PLC+/-                                                 5.22     11/24/2006            104,768
     827,208   SEDNA FINANCE INCORPORATED+/-++                                               4.83     12/08/2006            827,299
     661,767   SLM CORPORATION+/-++                                                          5.08     05/04/2007            661,714
     414,498   TANGO FINANCE CORPORATION SERIES MTN+/-++                                     5.13     10/25/2006            414,618
      31,533   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                             4.93     06/06/2006             31,511
   2,067,227   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                               4.91     06/26/2006          2,060,012
     289,159   THUNDER BAY FUNDING INCORPORATED++                                            5.13     07/07/2006            287,702
      40,037   TICONDEROGA FUNDING LLC                                                       5.07     06/01/2006             40,037
   3,970,600   TIERRA ALTA FUNDING I LIMITED                                                 5.04     06/15/2006          3,962,857
   3,308,833   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                     5.26     07/11/2006          3,308,833
     635,925   TRAVELERS INSURANCE COMPANY+/-                                                5.15     02/09/2007            635,912
   1,654,417   UNICREDITO ITALIANO NEW YORK SERIES+/-                                        4.92     06/30/2006          1,653,919
     827,208   UNICREDITO ITALIANO SERIES LIB+/-++                                           5.09     03/09/2007            827,258
     827,208   VERSAILLES CDS LLC                                                            5.07     06/21/2006            824,909
     827,208   VERSAILLES CDS LLC                                                            5.02     06/26/2006            824,321
     506,252   VERSAILLES CDS LLC                                                            5.05     06/27/2006            504,414
      69,486   VERSAILLES CDS LLC++                                                          5.05     06/28/2006             69,224
     402,950   WHISTLEJACKET CAPITAL LIMITED                                                 5.03     06/26/2006            401,543
      39,541   WHITE PINE FINANCE LLC                                                        5.14     08/04/2006             39,182

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    860,297   WHITE PINE FINANCE LLC SERIES MTN1+/-++                                       5.07%    06/12/2006    $       860,305
      23,294   YORKTOWN CAPITAL LLC                                                          5.16     07/06/2006             23,180
                                                                                                                        118,515,572
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $118,515,572)                                                             118,515,572
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 0.39%
     962,401   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                  962,401
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $962,401)                                                                                962,401
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $370,481,952)*                        145.83%                                                                 $   361,250,955
OTHER ASSETS AND LIABILITIES, NET           (45.83)                                                                    (113,528,455)
                                            ------                                                                  ---------------
TOTAL NET ASSETS                            100.00%                                                                 $   247,722,500
                                            ======                                                                  ===============

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $962,401.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $370,481,952 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                               $     947,143
      GROSS UNREALIZED DEPRECIATION                                 (10,178,140)
                                                                  -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                  $  (9,230,997)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 10.37%
$    694,549   BANK OF AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8          6.73%    06/10/2023    $       694,635
   7,500,000   BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4 CLASS A5+/-      4.91     12/01/2040          7,425,000
     920,267   BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-             5.10     12/01/2021            919,641
   6,000,000   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                        6.60     02/25/2032          6,065,576
   7,250,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO                       10.00     07/25/2008          1,523,153
     198,051   CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                   6.63     09/15/2016            196,264
   2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                            4.64     06/15/2035          2,220,703
     540,249   EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                           6.69     07/25/2030            538,235
   2,268,971   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                       6.86     07/15/2029          2,290,364
   1,084,429   GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                      8.36     07/15/2030          1,091,270
   1,362,056   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                     5.42     04/25/2035          1,363,037
   7,000,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ                       4.41     06/15/2012          6,869,718
   5,170,063   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-      5.35     01/20/2035          5,175,249
   4,575,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                     4.60     11/22/2010          4,466,208
   6,445,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                             4.80     10/18/2010          6,381,735
   7,650,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                         4.18     02/15/2012          7,380,842
   3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                        5.52     11/25/2036          3,814,668
   5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO                6.00     08/25/2011          1,315,747
   6,860,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5                    3.21     03/16/2009          6,692,702
   1,500,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3                    4.19     07/15/2009          1,475,611
   4,125,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                          3.50     12/15/2011          4,025,755
   4,000,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                          4.34     05/15/2012          3,890,476
   1,416,997   RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6           5.98     08/25/2019          1,412,297
   5,221,460   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                          4.50     02/28/2036          5,154,573
   4,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                     4.28     06/14/2010          3,934,342
   6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                     4.88     04/12/2013          5,885,512
   1,195,149   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-         5.30     06/25/2034          1,196,437
   5,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                              4.39     05/19/2013          4,889,256

TOTAL ASSET BACKED SECURITIES (COST $99,758,204)                                                                         98,289,006
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.41%
   4,260,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6 CLASS ASB+/-   5.35     09/10/2047          4,120,099
   4,370,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2006-PW11 CLASS AAB+/-                                                 5.63     03/11/2039          4,313,052
   6,000,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10 CLASS AAB        5.38     12/11/2040          5,857,618
   3,995,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB                  4.76     05/15/2043          3,785,251
   7,029,258   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                4.99     08/25/2035          7,029,258
   2,714,328   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                              6.50     11/25/2034          2,743,972
   6,415,095   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                         5.44     03/25/2035          6,434,885
   5,135,882   COUNTRYWIDE HOME LOANS SERIES 2005-R3+/-++                                    5.48     09/25/2035          5,165,472
   4,736,857   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                           5.28     04/25/2036          4,736,857
   2,821,983   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-AR5 CLASS 10A1+/  5.00     05/01/2034          2,773,943
   5,000,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C1 CLASS AAB      4.82     02/15/2038          4,788,667
      20,909   FNMA SERIES 1988-5 CLASS Z                                                    9.20     03/25/2018             21,858
   5,414,857   FNMA SERIES 2002-9 CLASS PC<<                                                 6.00     03/25/2017          5,452,297
   8,771,000   FNMA SERIES 2002-6 CLASS PD<<                                                 6.00     02/25/2017          8,834,075
  21,743,427   FNMA SERIES 2005-29 CLASS WQ<<                                                5.50     04/25/2035         21,251,047
   8,274,320   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                       6.25     05/25/2042          8,302,345

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  4,809,835   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                     7.00%    05/25/2044    $     4,908,096
   2,504,603   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                       7.50     06/25/2044          2,592,893
     179,261   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                   5.25     01/19/2035            179,958
   5,385,000   JP MORGAN CHASE COMMERCAIL MORTGAGE SECURITIES CORPORATION 2006-LDP6
               CLASS ASB+/-                                                                  5.49     04/15/2043          5,284,473
   5,550,000   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION 2005-LDP5
               CLASS ASB+/-                                                                  5.34     12/15/2044          5,402,832
   1,710,679   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS 3A1+/-++        5.68     04/25/2031          1,702,126
     125,582   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                 9.95     08/01/2017            128,173
      21,411   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3         7.12     06/18/2029             21,348
   6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                    5.42     11/12/2037          5,854,181
     478,008   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                   5.43     11/10/2030            478,795
     547,071   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A4                       6.65     11/10/2030            546,562
     861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                        7.56     11/10/2030            890,580
   4,043,627   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++              6.50     10/25/2034          4,024,226
     240,276   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-++      5.58     11/25/2034            240,485
   2,538,967   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                  5.32     10/20/2027          2,542,137
   1,334,387   SMALL BUSINESS ADMINISTRATION SERIES 2003-P10A CLASS 1                        4.52     02/10/2013          1,254,988
  12,355,147   SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1                        4.94     08/10/2015         11,949,743
  11,490,804   SMALL BUSINESS ADMINISTRATION SERIES 2006-P10A CLASS 1                        5.41     02/10/2016         11,192,761
   3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-           5.29     07/15/2042          3,796,382
   3,420,146   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                      5.31     04/25/2045          3,420,701
   3,000,000   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-          4.98     06/25/2046          3,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $168,376,973)                                                           165,022,136
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 23.69%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
     375,000   SWIFT ENERGY                                                                  7.63     07/15/2011            375,000
                                                                                                                    ---------------

AEROSPACE, DEFENSE - 0.07%
     600,000   ARMOR HOLDINGS INCORPORATED                                                   8.25     08/15/2013            631,500
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.20%
     485,000   K2 INCORPORATED                                                               7.38     07/01/2014            476,513
   1,480,000   PEARSON DOLLAR FINANCIAL PLC++                                                5.70     06/01/2014          1,428,592
                                                                                                                          1,905,105
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
     675,000   PHILLIPS-VAN HEUSEN                                                           7.75     11/15/2023            700,313
     375,000   RUSSELL CORPORATION<<                                                         9.25     05/01/2010            390,000
                                                                                                                          1,090,313
                                                                                                                    ---------------

BUSINESS SERVICES - 1.01%
   2,370,000   CENDANT CORPORATION                                                           7.38     01/15/2013          2,576,574
   2,150,000   FISERV INCORPORATED                                                           4.00     04/15/2008          2,078,953
     375,000   IRON MOUNTAIN INCORPORATED                                                    8.63     04/01/2013            385,313
   1,750,000   NCR CORPORATION++                                                             7.13     06/15/2009          1,792,366
     600,000   NCR CORPORATION                                                               7.13     06/15/2009            614,525
   2,120,000   THOMPSON CORPORATION                                                          6.20     01/05/2012          2,150,252
                                                                                                                          9,597,983
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS - 1.46%
$    557,000   AIRGAS INCORPORATED                                                           9.13%    10/01/2011    $       584,850
     500,000   AIRGAS INCORPORATED SERIES MTN                                                7.75     09/15/2006            501,250
   2,650,000   BRISTOL MYERS SQUIBB                                                          5.75     10/01/2011          2,654,956
   1,400,000   HOSPIRA INCORPORATED                                                          4.95     06/15/2009          1,369,852
     375,000   IMC GLOBAL INCORPORATED SERIES B                                             10.88     06/01/2008            403,125
     325,000   IMC GLOBAL INCORPORATED SERIES B                                             11.25     06/01/2011            343,281
     475,000   JOHNSONDIVERSEY INCORPORATED SERIES B                                         9.63     05/15/2012            479,750
     900,000   LYONDELL CHEMICAL COMPANY SERIES A                                            9.63     05/01/2007            925,875
   2,300,000   OLIN CORPORATION                                                              9.13     12/15/2011          2,570,912
     400,000   SENSIENT TECHNOLOGIES                                                         6.50     04/01/2009            398,908
   1,500,000   VALSPAR CORPORATION                                                           5.10     08/01/2015          1,374,120
   2,100,000   WYETH                                                                         6.95     03/15/2011          2,205,517
                                                                                                                         13,812,396
                                                                                                                    ---------------

COMMUNICATIONS - 0.83%
   1,900,000   COX COMMUNICATIONS INCORPORATED                                               7.88     08/15/2009          2,004,682
     500,000   L3 COMMUNICATIONS CORPORATION                                                 7.63     06/15/2012            510,000
     375,000   PANAMSAT CORPORATION                                                          6.38     01/15/2008            374,531
   1,495,000   QWEST CORPORATION                                                             5.63     11/15/2008          1,468,838
     490,000   SINCLAIR BROADCAST GROUP INCORPORATED                                         8.75     12/15/2011            509,600
   3,010,000   SPRINT CAPITAL CORPORATION                                                    6.00     01/15/2007          3,017,152
                                                                                                                          7,884,803
                                                                                                                    ---------------

CONSUMER SERVICES - 0.26%
   2,455,000   NIELSEN MEDIA                                                                 7.60     06/15/2009          2,494,874
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 4.87%
   4,400,000   ASSOCIATED BANCORP                                                            6.75     08/15/2011          4,499,677
   6,839,000   BANK AMERICA CAPITAL III+/-                                                   5.64     01/15/2027          6,621,369
   2,000,000   CHASE CAPITAL VI+/-                                                           5.77     08/01/2028          1,935,588
   4,000,000   CITY NATIONAL BANK                                                            6.75     09/01/2011          4,183,664
   2,778,000   COLONIAL BANK NA MONTGOMERY AL                                                6.38     12/01/2015          2,757,473
     750,000   CORESTATES CAPITAL TRUST II+/-++                                              5.72     01/15/2027            734,028
   1,226,000   FARMERS EXCHANGE CAPITAL++                                                    7.20     07/15/2048          1,185,112
     500,000   FIRST CITIZENS BANCORP++                                                      6.80     04/01/2015            493,125
   3,250,000   FIRSTAR BANK NA                                                               7.13     12/01/2009          3,399,984
   2,000,000   GREATER BAY BANCORP                                                           5.13     04/15/2010          1,946,366
     800,000   HAVEN CAPITAL TRUST I                                                        10.46     02/01/2027            831,606
   2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                     5.97     04/01/2027          2,899,455
     450,000   NTC CAPITAL TRUST SERIES A+/-                                                 5.59     01/15/2027            434,588
   1,225,000   OLD NATIONAL BANK EVANSVILLE IN                                               6.75     10/15/2011          1,253,741
   2,500,000   PNC FUNDING CORPORATION                                                       7.50     11/01/2009          2,645,167
   2,875,000   TCF FINANCIAL BANK+/-                                                         5.00     06/15/2014          2,787,011
   1,000,000   TCF NATIONAL BANK                                                             5.50     02/01/2016            956,964
   1,425,000   US BANK NATIONAL ASSOCIATION SERIES BKNT                                      6.38     08/01/2011          1,470,472
   1,250,000   USB CAPITAL IX+/-                                                             6.19     03/29/2049          1,224,310
   2,750,000   WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                        7.80     08/18/2010          2,954,358
   1,000,000   WACHOVIA CAPITAL TRUST I+/-                                                   5.80     08/29/2049            971,846
                                                                                                                         46,185,904
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
EDUCATIONAL SERVICES - 0.81%
$  2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                         7.25%    11/02/2049    $     2,546,476
   5,000,000   STANFORD UNIVERSITY SERIES MTNA                                               6.16     04/30/2011          5,132,975
                                                                                                                          7,679,451
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.42%
   2,600,000   DUKE ENERGY FIELD SERVICES LLC                                                7.88     08/16/2010          2,794,906
     285,000   MASSEY ENERGY COMPANY                                                         6.63     11/15/2010            285,000
     500,000   PEOPLES ENERGY CORPORATION                                                    6.90     01/15/2011            520,255
     380,000   SEMCO ENERGY INCORPORATED                                                     7.13     05/15/2008            379,522
                                                                                                                          3,979,683
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.64%
     350,000   FLEXTRONICS INTERNATIONAL                                                     6.25     11/15/2014            332,500
   2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                                     4.85     11/15/2010          2,387,320
   1,875,000   NEVADA POWER COMPANY++                                                        6.50     05/15/2018          1,852,729
     344,841   TENASKA ALABAMA II PARTNERS LP++                                              7.00     06/30/2021            339,927
   1,150,000   THOMAS & BETTS CORPORATION SERIES MTN                                         6.63     05/07/2008          1,168,963
                                                                                                                          6,081,439
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
     860,000   US ONCOLOGY INCORPORATED<<                                                    9.00     08/15/2012            900,850
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     525,000   VALMONT INDUSTRIES INCORPORATED                                               6.88     05/01/2014            518,438
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.92%
   1,000,000   CADBURY SCHWEPPES US FINANCE LLC++                                            3.88     10/01/2008            961,039
   1,764,000   CONAGRA FOODS INCORPORATED                                                    7.88     09/15/2010          1,897,230
     375,000   CONSTELLATION BRANDS INCORPORATED SERIES B                                    8.00     02/15/2008            382,969
     485,000   CORN PRODUCTS INTERNATIONAL INCORPORATED                                      8.25     07/15/2007            496,240
     745,000   COTT BEVERAGES USA INCORPORATED                                               8.00     12/15/2011            746,862
   2,500,000   KELLOGG COMPANY                                                               6.60     04/01/2011          2,595,575
   1,600,000   KRAFT FOODS INCORPORATED                                                      6.25     06/01/2012          1,627,080
                                                                                                                          8,706,995
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.04%
     375,000   JEAN COUTU GROUP INCORPORATED<<                                               7.63     08/01/2012            364,688
                                                                                                                    ---------------

HEALTH SERVICES - 0.45%
   3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                                     7.50     05/01/2031          4,253,330
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.82%
   3,008,000   MANUFACTURES & TRADERS+/-                                                     5.59     12/28/2020          2,897,904
   2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                                       7.25     07/15/2010          2,381,308
     250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                                    6.30     02/15/2011            256,358
   2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                             6.25     02/15/2012          2,195,049
                                                                                                                          7,730,619
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
   1,625,000   STEELCASE INCORPORATED                                                        6.38     11/15/2006          1,621,672
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
     525,000   MANDALAY RESORT GROUP                                                         6.38     12/15/2011            509,250
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.16%
$    500,000   AMERICAN STANDARD INCORPORATED                                                8.25%    06/01/2009    $       529,942
     400,000   BRIGGS & STRATTON CORPORATION                                                 8.88     03/15/2011            432,000
     625,000   UNISYS CORPORATION<<                                                          6.88     03/15/2010            592,969
                                                                                                                          1,554,911
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
   1,520,000   AEGON NV                                                                      4.75     06/01/2013          1,418,589
   2,000,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                           6.50     06/14/2011          2,070,120
   2,670,000   NLV FINANCIAL CORPORATION++                                                   7.50     08/15/2033          2,699,992
                                                                                                                          6,188,701
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.43%
   2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                         8.25     11/15/2011          2,959,797
   3,200,000   JOHN HANCOCK GLOBAL FUNDING II++                                              7.90     07/02/2010          3,486,800
     750,000   LINCOLN NATIONAL CORPORATION                                                  6.20     12/15/2011            770,440
   3,007,000   MARKEL CORPORATION                                                            7.20     08/15/2007          3,051,531
   4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                            8.25     09/15/2025          5,330,891
   3,000,000   MONUMENTAL GLOBAL FUNDING II++                                                4.63     03/15/2010          2,896,458
   2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                                5.38     09/15/2013          2,834,216
   3,523,000   PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                     7.65     07/01/2007          3,600,238
   1,385,000   SAFECO CORPORATION                                                            4.88     02/01/2010          1,346,237
   3,700,000   UNITRIN INCORPORATED                                                          5.75     07/01/2007          3,694,206
   2,675,000   WR BERKLEY CORPORATION                                                        5.13     09/30/2010          2,587,498
                                                                                                                         32,558,312
                                                                                                                    ---------------

MACHINERY - 0.08%
     600,000   JLG INDUSTRIES INCORPORATED                                                   8.25     05/01/2008            625,500
     100,000   JLG INDUSTRIES INCORPORATED                                                   8.38     06/15/2012            104,750
                                                                                                                            730,250
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
     425,000   CENTRAL GARDEN & PET COMPANY                                                  9.13     02/01/2013            442,000
   3,300,000   GENERAL ELECTRIC COMPANY                                                      5.00     02/01/2013          3,173,194
   2,000,000   HONEYWELL INTERNATIONAL INCORPORATED                                          6.13     11/01/2011          2,043,744
     585,000   JACUZZI BRANDS INCORPORATED                                                   9.63     07/01/2010            625,950
     375,000   OWENS-BROCKWAY                                                                8.88     02/15/2009            387,188
                                                                                                                          6,672,076
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.05%
     545,000   LAMAR MEDIA CORPORATION                                                       6.63     08/15/2015            517,750
                                                                                                                    ---------------

MOTION PICTURES - 0.33%
   3,000,000   TIME WARNER INCORPORATED                                                      6.75     04/15/2011          3,084,219
                                                                                                                    ---------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.27%
   2,350,000   GOODRICH CORPORATION                                                          7.63     12/15/2012          2,562,125
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.63%
   2,575,000   ATHENA NEUROSCIENCES FINANCE LLC<<                                            7.25     02/21/2008          2,562,125
   3,500,000   FORD MOTOR CREDIT COMPANY                                                     7.38     10/28/2009          3,223,801
     200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                      7.02     12/01/2014            190,232
                                                                                                                          5,976,158
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
OIL & GAS EXTRACTION - 0.35%
$  2,250,000   MARATHON OIL CORPORATION CONSOLIDATED                                         6.85%    03/01/2008    $     2,302,621
     150,000   MARKWEST ENERGY PARTNERS LP MARKWEST ENERGY FINANCE CORPORATION               6.88     11/01/2014            139,125
     275,000   PARKER DRILLING COMPANY                                                       9.63     10/01/2013            301,812
     250,000   POGO PRODUCING COMPANY                                                        6.63     03/15/2015            236,250
     300,000   STONE ENERGY CORPORATION                                                      6.75     12/15/2014            300,750
                                                                                                                          3,280,558
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.25%
   1,750,000   INTERNATIONAL PAPER COMPANY                                                   6.75     09/01/2011          1,815,586
     600,000   SOLO CUP COMPANY<<                                                            8.50     02/15/2014            540,000
                                                                                                                          2,355,586
                                                                                                                    ---------------

PERSONAL SERVICES - 0.09%
     355,000   ALDERWOODS GROUP INCORPORATED                                                 7.75     09/15/2012            375,413
     500,000   SERVICE CORPORATION INTERNATIONAL                                             6.50     03/15/2008            498,750
                                                                                                                            874,163
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.02%
     150,000   CHESAPEAKE ENERGY CORPORPORATION                                              6.38     06/15/2015            141,375
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.06%
     125,000   CENTURY ALUMINUM COMPANY                                                      7.50     08/15/2014            128,750
     100,000   INTERNATIONAL STEEL GROUP                                                     6.50     04/15/2014             96,000
     273,000   UNITED STATES STEEL CORPORATION                                              10.75     08/01/2008            296,205
                                                                                                                            520,955
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
     500,000   HOUGHTON MIFFLIN COMPANY                                                      8.25     02/01/2011            512,500
   2,350,000   VIACOM INCORPORATED                                                           7.70     07/30/2010          2,510,646
                                                                                                                          3,023,146
                                                                                                                    ---------------

REAL ESTATE - 0.28%
   1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                         5.08     08/01/2013          1,275,192
   1,250,000   SHURGARD STORAGE CENTERS                                                      7.75     02/22/2011          1,335,614
                                                                                                                          2,610,806
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.49%
   2,500,000   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                     3.88     01/30/2009          2,382,892
     800,000   PROLOGIS++                                                                    5.25     11/15/2010            780,398
   1,500,000   SIMON PROPERTY GROUP LP                                                       5.75     05/01/2012          1,488,876
                                                                                                                          4,652,166
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.92%
   2,500,000   GOLDMAN SACHS GROUP INCORPORATED                                              6.88     01/15/2011          2,612,930
   2,750,000   MERRILL LYNCH & COMPANY                                                       6.05     05/16/2016          2,737,798
   3,250,000   MORGAN STANLEY                                                                6.75     04/15/2011          3,392,675
                                                                                                                          8,743,403
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.71%
   1,369,520   CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                               7.15     06/30/2007          1,356,646
     540,627   CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                 6.80     07/02/2007            519,913
     370,000   DELTA AIR LINES INCORPORATED++^^                                              9.50     11/18/2008            359,363
   3,247,156   FEDEX CORPORATION SERIES 97-B                                                 7.52     01/15/2018          3,363,207
   1,170,960   NORTHWEST AIRLINES INCORPORATED SERIES 991A^^                                 6.81     02/01/2020          1,165,105
                                                                                                                          6,764,234
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT - 0.46%
$  2,100,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                       5.13%    05/09/2008    $     1,989,038
     860,000   NAVISTAR INTERNATIONAL CORPORATION<<                                          7.50     06/15/2011            887,950
   1,500,000   NAVISTAR INTERNATIONAL CORPORATION SERIES B                                   9.38     06/01/2006          1,500,000
                                                                                                                          4,376,988
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.04%
     400,000   OVERSEAS SHIPHOLDING GROUP                                                    8.25     03/15/2013            413,800
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
     200,000   AVIALL INCORPORATED                                                           7.63     07/01/2011            208,500
     500,000   SPECTRUM BRANDS INCORPORATED<<                                                7.38     02/01/2015            406,250
                                                                                                                            614,750
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $224,851,650)                                                                       224,540,725
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 0.03%
     250,000   NOVELIS INCORPORATED++                                                        7.25     02/15/2015            238,750

TOTAL FOREIGN CORPORATE BONDS@ (COST $250,000)                                                                              238,750
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 4.41%
   2,300,000   BRIDGEPORT COUNTY GO PENSION BONDS FGIC INSURED                               7.33     01/15/2007          2,325,254
   1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                        4.88     01/01/2015            944,310
   2,035,000   CITY OF MINNEAPOLIS MN SERIES A                                               6.00     02/01/2026          2,009,379
   5,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE             7.40     12/01/2025          5,786,462
   5,160,000   INDIANA BOND BANK REVENUE                                                     4.73     01/15/2014          4,859,791
     440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                         5.21     01/01/2014            422,149
   1,215,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES B                         5.15     01/01/2013          1,172,876
   1,250,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                         5.92     07/01/2034          1,250,225
     890,000   LA CROSSE WI SERIES B                                                         5.00     12/01/2009            871,586
     940,000   LA CROSSE WI SERIES B                                                         5.20     12/01/2010            920,880
   2,210,000   LOYOLA UNIVERSITY ILLINOIS                                                    4.80     07/01/2013          2,069,776
   2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15          6.05     01/01/2012          2,050,220
   2,100,000   MINNESOTA STATE HOUSING FINANCE AGENCY                                        5.85     07/01/2036          2,090,928
   3,000,000   NEW YORK STATE ENVIRONMENTAL FACSCROPT STATE PERS INCOME TAX REVENUE          4.90     12/15/2011          2,930,820
   1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPL DISTRICT EXCISE TAX REVENUE       8.25     03/01/2035          1,510,560
   3,445,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                           5.84     04/01/2037          3,443,415
   1,015,000   STATE OF ILLINOIS                                                             4.95     06/01/2023            918,433
   1,000,000   STATE OF TEXAS                                                                7.15     12/01/2009          1,048,330
   1,000,000   STRATFORD CT                                                                  6.28     02/15/2009          1,020,060
   4,215,000   WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME OWNERSHIP REVENUE
               SERIES D                                                                      5.81     03/01/2037          4,190,722

TOTAL MUNICIPAL BONDS & NOTES (COST $41,869,330)                                                                         41,836,176
                                                                                                                    ---------------

AGENCY SECURITIES - 34.79%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.56%
   7,500,000   FHLMC<<                                                                       4.00     09/22/2009          7,198,290
   7,160,066   FHLMC #1G-0157+/-                                                             4.47     03/01/2035          6,962,211
      28,797   FHLMC #410425+/-                                                              5.47     09/01/2026             29,572
      20,794   FHLMC #410464+/-                                                              5.93     11/01/2026             21,221
     197,255   FHLMC #606279+/-                                                              4.90     02/01/2015            197,580
      58,495   FHLMC #846367+/-                                                              5.66     04/01/2029             59,857
   1,276,426   FHLMC #90248<<                                                                6.00     06/01/2017          1,285,471

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  1,234,233   FHLMC #A15838<<                                                               5.50%    12/01/2033    $     1,194,156
   2,916,438   FHLMC #A16678<<                                                               5.50     12/01/2033          2,821,738
   1,228,009   FHLMC #E90573<<                                                               6.00     07/01/2017          1,236,710
   8,878,567   FHLMC SERIES 1675 CLASS KZ<<                                                  6.50     02/15/2024          8,997,569
   8,657,124   FHLMC SERIES 2358 CLASS PD<<                                                  6.00     09/15/2016          8,716,913
  15,296,570   FHLMC SERIES 2363 CLASS PF<<                                                  6.00     09/15/2016         15,402,017
  19,759,860   FHLMC SERIES 2416 CLASS PE<<                                                  6.00     10/15/2021         19,869,905
   1,974,127   FHLMC SERIES 2439 CLASS LG<<                                                  6.00     09/15/2030          1,980,578
   3,424,604   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-              7.49     09/25/2029          3,411,894
  25,920,408   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z                6.50     02/25/2042         26,163,412
   3,913,227   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                 7.50     09/25/2043          4,050,190
                                                                                                                        109,599,284
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.25%
      23,768   FNMA #342042+/-                                                               6.16     06/01/2025             24,028
      15,471   FNMA #344689+/-                                                               6.62     11/01/2025             15,491
      45,951   FNMA #344692+/-                                                               5.68     10/01/2025             46,450
      41,296   FNMA #347712+/-                                                               5.50     06/01/2026             42,508
   4,730,797   FNMA #383017<<                                                                6.49     01/01/2008          4,757,064
   4,686,504   FNMA #386890                                                                  3.99     04/01/2011          4,362,659
   6,834,339   FNMA #555326<<                                                                5.50     04/01/2033          6,581,872
     509,363   FNMA #557072+/-                                                               5.29     06/01/2040            513,651
   1,300,268   FNMA #656566<<                                                                5.50     04/01/2018          1,280,812
   3,703,880   FNMA #678939<<                                                                5.50     02/01/2018          3,648,459
     553,672   FNMA #701350<<                                                                5.50     04/01/2018            545,387
  17,653,953   FNMA #725232<<                                                                5.00     03/01/2034         16,630,214
   4,460,604   FNMA #725250<<                                                                5.00     03/01/2034          4,184,310
   7,522,796   FNMA #725314<<                                                                5.00     04/01/2034          7,086,555
   4,873,928   FNMA #725423<<                                                                5.50     05/01/2034          4,712,065
   3,217,554   FNMA #725772<<                                                                5.00     09/01/2034          3,018,255
  18,488,542   FNMA #725773<<                                                                5.50     09/01/2034         17,805,557
   3,122,908   FNMA #731996+/-<<                                                             4.02     09/01/2033          3,057,904
   3,458,337   FNMA #739757+/-<<                                                             4.04     08/01/2033          3,389,500
   7,672,300   FNMA #741305<<                                                                5.00     09/01/2018          7,411,242
   3,875,165   FNMA #741458+/-<<                                                             4.51     10/01/2033          3,805,961
   5,380,700   FNMA #760762<<                                                                4.89     04/01/2012          5,254,097
   4,919,266   FNMA #763644<<                                                                5.50     01/01/2034          4,737,543
   8,415,879   FNMA #765178<<                                                                5.00     01/01/2019          8,129,520
   1,694,050   FNMA #765769<<                                                                5.00     02/01/2019          1,636,408
   1,764,914   FNMA #783245+/-<<                                                             5.09     04/01/2034          1,769,551
   4,102,241   FNMA #783251+/-<<                                                             5.09     04/01/2044          4,114,276
   8,190,881   FNMA #789463+/-<<                                                             4.39     06/01/2034          7,965,068
   7,686,445   FNMA #801908                                                                  5.00     11/01/2019          7,424,906
   4,491,046   FNMA #834933+/-<<                                                             5.07     07/01/2035          4,438,170
   7,416,157   FNMA #880156<<                                                                5.50     02/01/2036          7,154,278
     870,743   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                    7.00     12/25/2041            886,348
   3,976,807   FNMA GRANTOR TRUST SERIES 2004-T2                                             6.00     11/25/2034          3,902,538
   5,074,911   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                    6.00     02/25/2044          5,049,817
   1,107,829   FNMA SERIES 1998-M6 CLASS A2                                                  6.32     08/15/2008          1,120,848

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  2,165,391   FNMA SERIES 2001-M1 CLASS B<<                                                 6.12%    05/25/2013    $     2,172,855
   2,196,642   FNMA SERIES 2002-90 CLASS A2                                                  6.50     11/25/2042          2,218,706
   3,963,627   FNMA SERIES 2003-86 CLASS PT<<                                                4.50     09/25/2018          3,828,963
  18,608,444   FNMA SERIES 2003-92 CLASS HP<<                                                4.50     09/25/2018         17,978,436
   7,143,725   FNMA SERIES 2003-97 CLASS CA<<                                                5.00     10/25/2018          7,005,646
   1,378,209   FNMA SERIES 2003-W4 CLASS 3A                                                  7.00     10/25/2042          1,403,655
     866,806   FNMA WHOLE LOAN SERIES 2004-W1 CLASS 2A2                                      7.00     12/25/2033            880,890
                                                                                                                        191,992,463
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.66%
     201,767   GNMA #345066                                                                  6.50     10/15/2023            205,690
     149,210   GNMA #346960                                                                  6.50     12/15/2023            152,112
     122,523   GNMA #354692                                                                  6.50     11/15/2023            124,905
     208,009   GNMA #361398                                                                  6.50     01/15/2024            212,133
     236,358   GNMA #366641                                                                  6.50     11/15/2023            240,954
      47,303   GNMA #473917                                                                  7.00     04/15/2028             48,897
      79,300   GNMA #473918                                                                  7.00     04/15/2028             81,971
     419,944   GNMA #531436                                                                  7.00     06/15/2042            450,575
       8,864   GNMA #531965                                                                  7.72     12/15/2041              9,445
     296,466   GNMA #533858                                                                  7.35     06/15/2042            314,663
     611,304   GNMA #780626                                                                  7.00     08/15/2027            631,598
  21,338,656   GNMA SERIES 2003-38 CLASS JC+/-<<                                             6.99     08/16/2042         22,735,956
                                                                                                                         25,208,899
                                                                                                                    ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.32%
   3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                              5.02     01/26/2015          3,025,756
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $339,575,212)                                                                             329,826,402
                                                                                                                    ---------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
         349   PPM AMERICA CBO II LP                                                                                         42,058
   2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                                  1,483,315

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,830,255)                                                                   1,525,373
                                                                                                                    ---------------

PRINCIPAL

TERM LOANS - 0.28%
     997,500   CITGO PETROLEUM CORPORATION                                                   6.44     11/15/2012            996,882
     498,750   KOCH FORREST PRODUCTS 1ST LIEN TERM LOAN B                                    6.73     12/20/2012            499,373
     500,000   KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C                                    7.88     12/23/2013            506,510
     657,692   NOVELIS INCORPORATED TERM LOAN B                                              6.88     01/07/2012            660,981

TOTAL TERM LOANS (COST $2,658,813)                                                                                        2,663,746
                                                                                                                    ---------------

US TREASURY SECURITIES - 8.21%

US TREASURY BONDS - 8.21%
   5,250,000   US TREASURY BOND<<                                                            8.00     11/15/2021          6,701,950
  14,400,000   US TREASURY BOND<<                                                            7.25     08/15/2022         17,328,370
  18,615,000   US TREASURY BOND<<                                                            6.25     08/15/2023         20,451,779
   4,310,000   US TREASURY BOND<<                                                            6.75     08/15/2026          5,047,079
   1,730,000   US TREASURY BOND<<                                                            6.13     08/15/2029          1,913,273

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
US TREASURY BONDS (CONTINUED)
$  6,000,000   US TREASURY BOND<<                                                            5.38%    02/15/2031    $     6,068,436
   9,300,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     2.38     01/15/2025          9,685,397
   8,925,000   US TREASURY BOND - INFLATION PROTECTED<<&                                     3.38     04/15/2032         10,664,679
                                                                                                                         77,860,963
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $82,174,548)                                                                          77,860,963
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 40.38%

COLLATERAL INVESTED IN OTHER ASSETS - 40.38%
     315,649   ABBEY NATIONAL TREASURY SERVICE+/-++                                          5.15     01/16/2007            315,934
   4,683,831   AMERICAN EXPRESS BANK FSB+/-                                                  5.04     01/26/2007          4,683,597
   2,952,850   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.11     06/15/2007          2,954,267
   6,665,906   AQUIFER FUNDING LIMITED++                                                     5.03     06/07/2006          6,660,373
   2,545,560   ATLAS CAPITAL FUNDING CORPORATION+/-++                                        4.98     11/10/2006          2,545,560
   2,036,448   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.06     04/25/2007          2,036,306
   1,577,229   ATOMIUM FUNDING CORPORATION++                                                 4.87     06/07/2006          1,575,920
  14,339,039   ATOMIUM FUNDING CORPORATION                                                   5.06     06/15/2006         14,311,078
     690,763   ATOMIUM FUNDING CORPORATION++                                                 5.08     06/19/2006            689,036
  26,982,939   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $26,986,769)      5.11     06/01/2006         26,982,939
     539,659   BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.18     06/19/2006            539,648
  10,182,241   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE $10,183,686)  5.11     06/01/2006         10,182,241
     382,750   BETA FINANCE INCORPORATED SERIES MTN+/-++                                     5.14     06/02/2006            382,750
  13,348,918   BHP BILLITON FINANCE USA LIMITED                                              5.05     06/12/2006         13,328,494
  34,547,295   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $34,552,199)                 5.11     06/01/2006         34,547,295
   1,018,224   BUCKINGHAM CDO LLC++                                                          5.07     06/26/2006          1,014,670
   5,091,120   BUCKINGHAM CDO LLC                                                            5.06     07/24/2006          5,053,141
   4,072,896   CAIRN HIGH GRADE FUNDING I LLC                                                5.02     06/01/2006          4,072,896
   1,476,425   CAIRN HIGH GRADE FUNDING I LLC++                                              4.97     06/09/2006          1,474,786
   4,480,186   CAIRN HIGH GRADE FUNDING I LLC                                                5.04     06/12/2006          4,473,331
   2,545,560   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/14/2006          2,540,953
   2,240,093   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/15/2006          2,235,725
   2,240,093   CAIRN HIGH GRADE FUNDING I LLC                                                5.09     06/27/2006          2,231,961
      71,276   CAIRN HIGH GRADE FUNDING I LLC                                                5.15     07/11/2006             70,877
     203,645   CC USA INCORPORATED SERIES MTN+/-++                                           5.07     07/14/2006            203,647
   1,236,328   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.00     06/02/2006          1,236,155
   3,140,203   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.98     06/05/2006          3,138,445
     736,991   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.06     06/09/2006            736,173
     300,071   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.07     06/19/2006            299,320
   3,837,483   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/21/2006          3,826,815
   4,057,623   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/22/2006          4,045,775
   4,174,719   CEDAR SPRINGS CAPITAL COMPANY LLC                                             5.09     06/23/2006          4,161,902
     697,280   CEDAR SPRINGS CAPITAL COMPANY LLC                                             4.97     06/26/2006            694,846
   2,199,364   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                               5.05     06/13/2006          2,199,364
     280,012   CREDIT SUISSE FIRST BOSTON+/-                                                 5.21     06/19/2006            280,009
     763,668   CULLINAN FINANCE CORPORATION++                                                5.07     06/02/2006            763,561
  10,278,870   DEER VALLEY FUNDING LLC++                                                     5.04     06/26/2006         10,242,997
   7,880,647   DEER VALLEY FUNDING LLC                                                       5.08     06/27/2006          7,852,040
      72,947   DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $480,007)                  5.06     06/01/2006             72,947
     330,923   DNB NOR BANK ASA                                                              5.08     07/05/2006            329,348
     127,278   EUREKA SECURITIZATION INCORPORATED++                                          5.06     06/23/2006            126,887

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     38,285   FALCON ASSET SECURITIZATION CORPORATION                                       4.91%    06/15/2006    $        38,211
  10,182,241   FCAR OWNER TRUST SERIES II                                                    5.04     06/22/2006         10,152,509
     101,822   FCAR OWNER TRUST SERIES II                                                    5.29     10/03/2006            100,026
   5,091,120   FIVE FINANCE INCORPORATED+/-++                                                5.12     01/25/2007          5,093,106
     339,170   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.20     08/15/2006            335,568
  10,182,241   FOX TROT CDO LIMITED                                                          5.06     06/26/2006         10,146,705
   1,629,159   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.16     06/16/2006          1,629,159
   1,222,887   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.06     09/18/2006          1,223,389
   2,788,916   GEORGE STREET FINANCE LLC++                                                   5.03     06/08/2006          2,786,211
   5,192,943   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.16     06/30/2006          5,192,943
   2,545,560   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.21     08/16/2006          2,545,560
     165,461   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.34     08/18/2006            165,513
      91,131   GRAMPIAN FUNDING LIMITED                                                      4.85     07/03/2006             90,723
   1,221,869   HARRIER FINANCE FUNDING LLC                                                   5.04     06/29/2006          1,217,104
     743,304   HBOS TREASURY SERVICES PLC+/-++                                               4.98     06/30/2006            743,214
   8,553,082   ING USA ANNUITY & LIFE INSURANCE+/-                                           5.22     06/06/2006          8,553,082
  15,273,361   JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
               (MATURITY VALUE $15,275,529)                                                  5.11     06/01/2006         15,273,361
     510,232   K2 USA LLC SERIES MTN+/-++                                                    5.13     07/24/2006            510,283
   6,516,634   KAUPTHING BANK HF+/-++                                                        5.14     03/20/2007          6,508,293
     372,263   KLIO FUNDING CORPORATION++                                                    5.06     06/22/2006            371,176
     184,502   KLIO FUNDING CORPORATION++                                                    5.14     07/26/2006            183,072
   1,610,831   KLIO II FUNDING CORPORATION++                                                 4.98     06/30/2006          1,604,323
     203,645   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                          4.98     06/02/2006            203,645
   6,900,097   LEXINGTON PARKER CAPITAL CORPORATION++                                        5.07     06/02/2006          6,899,131
  18,386,090   LEXINGTON PARKER CAPITAL CORPORATION                                          5.14     10/05/2006         18,056,611
   5,091,120   LIQUID FUNDING LIMITED++                                                      5.09     06/30/2006          5,070,552
   2,749,205   LIQUID FUNDING LIMITED+/-++                                                   5.06     08/14/2006          2,749,205
   3,563,784   LIQUID FUNDING LIMITED+/-++                                                   4.99     12/01/2006          3,563,784
     560,023   MERRILL LYNCH & COMPANY+/-                                                    5.09     06/06/2006            560,023
   7,127,569   MORGAN STANLEY+/-                                                             5.13     10/10/2006          7,127,569
   5,091,120   MORGAN STANLEY+/-                                                             5.13     10/30/2006          5,091,120
   1,565,520   MORGAN STANLEY SERIES EXL+/-                                                  5.11     08/13/2010          1,565,927
     152,734   NATIONWIDE BUILDING SOCIETY+/-++                                              5.20     07/21/2006            152,746
     263,415   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     4.57     06/15/2006            262,901
     217,391   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.06     06/19/2006            216,847
     852,254   NORTH SEA FUNDING LLC                                                         4.97     06/21/2006            849,884
   1,137,865   OLD LINE FUNDING CORPORATION++                                                5.02     06/15/2006          1,135,647
      64,963   PERRY GLOBAL FUNDING LLC                                                      4.80     06/12/2006             64,863
     308,624   PERRY GLOBAL FUNDING LLC SERIES A                                             5.07     06/23/2006            307,676
      91,640   PERRY GLOBAL FUNDING LLC SERIES A++                                           5.17     08/10/2006             90,731
   4,679,249   RACERS TRUST 2004-6-MM+/-++                                                   5.10     05/22/2006          4,680,138
     472,965   REGENCY MARKETS LLC                                                           5.05     06/13/2006            472,175
   5,091,120   REGENCY MARKETS LLC++                                                         5.05     06/15/2006          5,081,193
   2,545,560   ROYAL BANK OF SCOTLAND PLC+/-++                                               5.22     11/24/2006          2,546,604
     322,268   ROYAL BANK OF SCOTLAND PLC+/-                                                 5.22     11/24/2006            322,400
   2,545,560   SEDNA FINANCE INCORPORATED+/-++                                               4.83     12/08/2006          2,545,840
   2,036,448   SLM CORPORATION+/-++                                                          5.08     05/04/2007          2,036,285

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,275,529   TANGO FINANCE CORPORATION SERIES MTN+/-++                                     5.13%    10/25/2006    $     1,275,899
      97,037   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                             4.93     06/06/2006             96,969
   6,361,457   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                               4.91     06/26/2006          6,339,255
     889,826   THUNDER BAY FUNDING INCORPORATED++                                            5.13     07/07/2006            885,341
     123,205   TICONDEROGA FUNDING LLC                                                       5.07     06/01/2006            123,205
  12,218,689   TIERRA ALTA FUNDING I LIMITED                                                 5.04     06/15/2006         12,194,863
  10,182,241   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                     5.26     07/11/2006         10,182,241
   1,956,925   TRAVELERS INSURANCE COMPANY+/-                                                5.15     02/09/2007          1,956,886
   5,091,120   UNICREDITO ITALIANO NEW YORK SERIES+/-                                        4.92     06/30/2006          5,089,588
   2,545,560   UNICREDITO ITALIANO SERIES LIB+/-++                                           5.09     03/09/2007          2,545,713
   2,545,560   VERSAILLES CDS LLC                                                            5.07     06/21/2006          2,538,484
   2,545,560   VERSAILLES CDS LLC                                                            5.02     06/26/2006          2,536,676
   1,557,883   VERSAILLES CDS LLC                                                            5.05     06/27/2006          1,552,228
     213,827   VERSAILLES CDS LLC++                                                          5.05     06/28/2006            213,023
   1,239,993   WHISTLEJACKET CAPITAL LIMITED                                                 5.03     06/26/2006          1,235,666
     121,678   WHITE PINE FINANCE LLC                                                        5.14     08/04/2006            120,574
   2,647,383   WHITE PINE FINANCE LLC SERIES MTN1+/-++                                       5.07     06/12/2006          2,647,409
      71,683   YORKTOWN CAPITAL LLC                                                          5.16     07/06/2006             71,332
                                                                                                                        382,836,389
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $382,836,389)                                                             382,836,389
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 0.05%
     475,750   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                  475,750
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $475,750)                                                                                475,750
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,344,657,124)*                      139.78%                                                                 $ 1,325,115,416
OTHER ASSETS AND LIABILITIES, NET           (39.78)                                                                    (377,124,365)
                                            ------                                                                  ---------------
TOTAL NET ASSETS                            100.00%                                                                 $   947,991,051
                                            ======                                                                  ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $475,750.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,344,492,441 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                $  6,049,698
      GROSS UNREALIZED DEPRECIATION                                 (25,426,723)
                                                                   ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                   $(19,377,025)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 19.94%
$  2,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3               5.11%    10/06/2010    $     1,985,346
     108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
               CLASS A1+/-                                                                   5.60     06/15/2031            108,630
     450,589   BANK OF AMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8          6.73     06/10/2023            450,644
   3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                            5.40     05/16/2011          3,014,279
   6,500,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                       3.87     06/15/2009          6,376,458
     400,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                5.35     12/10/2008            400,475
   3,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                   4.40     09/15/2008          2,923,571
   8,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO                       10.00     07/25/2008          1,680,720
     365,043   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-             5.48     03/25/2033            365,814
     208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++           5.58     09/25/2032            209,792
     277,950   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++           5.50     01/25/2033            278,908
   1,398,078   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++           5.45     11/25/2033          1,400,699
   1,107,205   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                   5.32     08/15/2028          1,108,449
     840,186   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                           5.45     12/15/2028            844,057
   4,407,945   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-                  5.32     02/15/2035          4,407,759
   1,580,844   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                      5.83     09/25/2033          1,584,587
     754,982   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-               5.36     09/25/2031            755,080
   4,160,804   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                   5.33     09/20/2023          4,169,746
     351,751   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                 6.26     11/19/2032            350,642
   1,764,162   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                            5.37     10/25/2034          1,769,933
     483,004   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                            5.29     01/25/2024            483,328
   2,168,159   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                            5.24     10/25/2034          2,166,804
     794,543   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                             7.55     11/10/2023            793,152
   3,505,111   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                         5.33     01/20/2033          3,509,656
   4,000,000   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++              5.34     08/26/2019          4,001,250
   6,000,000   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                       4.38     07/22/2009          5,917,693
   1,312,840   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-              5.36     03/25/2027          1,316,547
   4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-              5.23     02/25/2036          4,004,320
   1,203,455   GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                     5.32     12/02/2013          1,203,696
     489,143   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                    5.31     03/15/2035            491,358
   5,000,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                     4.45     05/17/2010          4,929,752
   3,877,547   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-      5.35     01/20/2035          3,881,437
   1,500,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                     3.93     01/15/2009          1,479,912
   4,500,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                             4.35     06/18/2012          4,376,246
   3,290,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3                         3.98     11/16/2009          3,225,334
   1,582,767   KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                         5.26     10/25/2025          1,584,582
     270,676   LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                               5.30     12/25/2033            270,947
   1,569,046   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-           5.43     11/15/2031          1,571,403
   3,103,130   MSDWCC HELOC TRUST SERIES 2003-1 CLASS A+/-                                   5.35     11/25/2015          3,104,106
   3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO                6.00     08/25/2011            986,810
   2,830,000   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3             4.22     02/15/2010          2,782,377
   3,300,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                          3.50     12/15/2011          3,220,604
     481,070   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                      5.50     02/25/2033            482,121
   2,781,385   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-          4.86     12/25/2032          2,719,267
     196,200   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2004-RP1A CLASS A2A+/-++    5.38     11/25/2042            196,257
   3,351,757   SBI HELOC TRUST 2005-HE1 1A+/-++                                              5.27     11/25/2035          3,351,757
   1,255,048   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                              5.41     06/20/2033          1,255,962
   1,421,781   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                    5.43     10/19/2026          1,424,733

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$  3,500,000   SSB RV TRUST SERIES 2001-1 CLASS A5                                           6.30%    04/15/2016    $     3,507,228
   1,868,022   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-           3.83     03/25/2033          1,846,474
   4,743,320   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEI4 CLASS A+/-           5.43     09/25/2025          4,731,765
     340,042   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-               5.39     12/25/2032            340,627
   2,707,355   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 AII1+/-            5.34     07/02/2018          2,714,937
   2,031,753   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-         5.30     06/25/2034          2,033,943
   2,750,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                              4.79     04/20/2010          2,723,461
   3,245,144   WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                                 4.48     03/25/2033          3,182,405
   4,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                              4.39     05/17/2013          3,911,405
   6,055,000   WORLD OMNI AUTO RECIVABLES TRUST SERIES 2005-B CLASS A3                       4.40     05/20/2009          5,991,986

TOTAL ASSET BACKED SECURITIES (COST $130,841,034)                                                                       129,901,231
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.40%
     160,057   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                6.55     07/20/2032            160,830
   1,609,544   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                4.57     02/25/2033          1,585,435
   4,165,400   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-               5.32     07/20/2035          4,168,003
   3,667,439   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                5.16     06/30/2035          3,667,439
   4,579,004   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                            5.44     04/25/2025          4,600,874
   4,444,874   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                            5.41     12/29/2034          4,465,785
   4,494,834   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                          5.48     11/25/2034          4,517,048
   3,999,997   CPS AUTO TRUST SERIES 2006-A CLASS A3++                                       5.25     10/15/2010          3,953,749
     623,253   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17
               CLASS 2A1+/-                                                                  5.37     12/19/2039            629,260
   1,002,289   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2
               CLASS 2A1+/-                                                                  4.89     02/25/2033            987,853
   4,893,489   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-             4.95     02/25/2045          4,941,011
   2,750,000   FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                                 3.70     10/20/2011          2,682,026
     399,597   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                    5.31     07/25/2029            400,793
   4,727,790   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-                5.37     02/25/2036          4,731,971
  10,237,547   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                        5.48     10/25/2034         10,289,129
   2,259,460   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                      5.43     03/25/2035          2,268,163
   5,894,192   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-                        5.43     09/25/2035          5,902,876
   3,323,420   GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                         5.38     03/25/2035          3,323,420
   4,481,519   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                   5.42     01/19/2035          4,498,950
   1,627,489   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-%%                               5.30     09/16/2035          1,628,481
   1,841,636   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-     4.21     02/25/2033          1,846,295
     514,768   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                 5.46     09/15/2021            515,270
   1,194,253   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                 5.36     03/16/2026          1,196,656
   4,638,811   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                 5.46     03/15/2025          4,660,307
   3,177,922   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-               5.37     03/25/2028          3,184,273
   2,958,668   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                5.42     04/25/2028          2,980,258
   2,370,795   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-                5.31     04/25/2029          2,371,905
   4,030,511   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-             4.60     03/25/2033          3,953,383
   1,738,210   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                   5.43     11/10/2030          1,741,074
     468,429   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A4                       6.65     11/10/2030            467,994
     449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                        7.56     11/10/2030            464,650
   1,007,974   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2003-HS1 AII+/-                                                               5.37     12/25/2032          1,008,789
   1,886,762   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2004-HS3
               CLASS A+/-                                                                    5.35     09/25/2029          1,889,703
     330,379   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-++      5.58     05/05/2033            330,667

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  4,231,610   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                  5.48%    10/20/2027    $     4,236,894
   4,005,031   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                              5.40     12/20/2033          4,006,488
   2,796,078   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS A+/-++          5.43     11/30/2034          2,796,078
     131,643   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-             5.33     10/25/2034            131,664
   2,394,102   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                      5.31     04/25/2035          2,394,491
   6,256,223   WASHINGTON MUTUAL SERIES 2005-AR1 CLASS A1A+/-                                5.40     01/25/2035          6,263,207
   4,000,000   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-          4.98     06/25/2046          4,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $119,982,335)                                                           119,843,142
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 16.96%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
   3,550,000   MASCO CORPORATION+/-++                                                        5.12     03/09/2007          3,552,915
                                                                                                                    ---------------

BUSINESS SERVICES - 0.36%
   2,325,000   CENDANT CORPORATION                                                           6.88     08/15/2006          2,330,131
                                                                                                                    ---------------

COMMUNICATIONS - 0.82%
   2,500,000   PEARSON INCORPORATED++                                                        7.38     09/15/2006          2,511,168
   1,825,000   TIME WARNER COMPANIES INCORPORATED                                            8.11     08/15/2006          1,833,092
   1,000,000   UNIVISION COMMUNICATIONS INCORPORATED<<                                       2.88     10/15/2006            989,871
                                                                                                                          5,334,131
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 3.79%
   3,900,000   ALLFIRST FINANCIAL INCORPORATED                                               7.20     07/01/2007          3,956,238
   1,500,000   ASSOCIATED BANK GREEN BAY                                                     3.70     03/01/2007          1,460,997
   2,000,000   ASSOCIATED BANK NA+/-                                                         5.27     02/01/2008          2,002,568
     600,000   BEAR STEARNS COMPANY INCORPORATED+/-                                          5.31     09/15/2006            600,527
     500,000   BEAR STEARNS COMPANY INCORPORATED+/-                                          5.23     01/16/2007            500,442
   3,000,000   GREATER BAY BANCORP                                                           5.25     03/31/2008          2,972,301
   1,650,000   MERRIL LYNCH+/-                                                               5.23     01/02/2008          1,654,429
   2,500,000   NATIONAL CITY BANK+/-                                                         5.12     02/07/2008          2,501,787
   1,200,000   NEBHELP INCORPORATED SERIES A-2+/-                                            4.58     12/01/2017          1,200,000
   2,000,000   ROSLYN BANCORP INCORPORATED                                                   7.50     12/01/2008          2,074,894
   3,035,000   WACHOVIA CORPORATION                                                          6.30     04/15/2008          3,083,572
   2,710,000   WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                       5.45     07/25/2006          2,710,835
                                                                                                                         24,718,590
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.35%
   2,290,000   DOMINION RESOURCES INCORPORATED SERIES D+/-                                   5.26     09/28/2007          2,292,189
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.38%
   2,500,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                            5.20     07/11/2006          2,500,137
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.49%
   1,555,000   GENERAL MILLS INCORPORATED                                                    6.45     10/15/2006          1,560,651
   1,600,000   RUBBERMAID INCORPORATED                                                       6.60     11/15/2006          1,608,291
                                                                                                                          3,168,942
                                                                                                                    ---------------

FORESTRY - 0.10%
     634,000   WEYERHAEUSER COMPANY                                                          6.13     03/15/2007            635,525
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
   2,000,000   BRITISH AEROSPACE FINANCE INCORPORATED++                                      7.00     07/01/2007          2,023,280
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
$  4,000,000   NATIONWIDE LIFE GLOBAL FUNDING I+/-++                                         5.26%    05/15/2007    $     4,005,076
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.43%
   2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                                  5.08     09/15/2009          2,846,376
   3,500,000   UNITRIN INCORPORATED                                                          5.75     07/01/2007          3,494,519
   3,000,000   URC HOLDINGS CORPORATION++                                                    7.88     06/30/2006          3,003,360
                                                                                                                          9,344,255
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.32%
   2,000,000   BECKMAN COULTER INCORPORATED                                                  7.45     03/04/2008          2,055,350
                                                                                                                    ---------------

METAL MINING - 0.31%
   2,000,000   ALCAN INCORPORATED                                                            6.25     11/01/2008          2,026,578
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.55%
     758,976   3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                      5.62     07/15/2009            759,621
   2,800,000   FORTUNE BRANDS INCORPORATED                                                   6.25     04/01/2008          2,826,992
                                                                                                                          3,586,613
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.39%
   2,500,000   ARAMARK SERVICES                                                              7.10     12/01/2006          2,515,027
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.25%
   3,575,000   AMERICAN EXPRESS CENTURION+/-                                                 5.17     07/19/2007          3,579,258
   2,000,000   AMERICAN GENERAL FINANCE SERIES MTNH+/-                                       5.10     04/05/2007          2,001,420
   4,180,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.16     01/09/2007          4,183,423
   3,000,000   JOHN DEERE CAPITAL CORPORATION                                                4.50     08/22/2007          2,966,637
   2,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                           5.16     04/03/2009          2,004,280
   2,325,000   KEYCORP+/-                                                                    5.29     07/23/2007          2,330,183
   2,565,000   MARSHALL & ILSLEY BANK+/-                                                     5.02     10/02/2006          2,554,270
   3,380,000   MORGAN STANLEY+/-                                                             5.36     11/24/2006          3,382,640
     974,340   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
               SERIES 2003-2 CLASS A+/-                                                      5.34     04/25/2016            974,860
   2,708,583   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                   5.58     12/25/2033          2,730,122
     990,821   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2002-HS3
               CLASS 2A+/-                                                                   5.30     08/25/2032            990,969
                                                                                                                         27,698,062
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.35%
   2,285,000   AVERY DENNISON CORPORATION+/-                                                 5.39     08/10/2007          2,287,660
                                                                                                                    ---------------

REAL ESTATE - 1.37%
   4,000,000   DUKE REALTY CORPORATION+/-                                                    5.20     12/22/2006          4,003,696
   1,900,000   JDN REALTY CORPORATION<<                                                      6.95     08/01/2007          1,903,268
   2,985,005   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-           5.57     10/20/2029          3,022,454
                                                                                                                          8,929,418
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.22%
   1,500,000   FORD MOTOR CREDIT COMPANY+/-                                                  5.79     09/28/2007          1,458,601
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $110,965,899)                                                                       110,462,480
                                                                                                                    ---------------

FUNDING AGREEMENT - 0.38%
   2,500,000   MONUMENTAL LIFE INSURANCE COMPANY+/-++                                        5.29     10/20/2006          2,500,000
                                                                                                                    ---------------

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                                 2,500,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
LOAN PARTICIPATION - 0.68%
$  2,160,857   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT++                               1.43%    06/25/2016    $     2,160,857
   1,441,795   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES D#66++            5.37     09/08/2019          1,441,795
     814,805   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                             2.13     10/15/2020            816,842

TOTAL LOAN PARTICIPATION (COST $4,417,539)                                                                                4,419,494
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 7.66%
   2,100,000   CITY OF PHOENIX AZ SERIES A (PROPERTY TAX REVENUE LOC)                        4.00     07/01/2006          2,097,858
   4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-ss.         4.64     12/01/2032          4,700,000
     840,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)             5.20     12/01/2006            839,311
     875,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)             5.20     12/01/2007            872,638
   1,925,000   HARRISBURG PA REDEVELOPMENT AUTHORITY+/-ss.                                   3.74     11/15/2030          1,910,062
   1,340,000   INDIANA BOARD BANK REVENUE                                                    3.40     01/15/2007          1,323,800
     170,000   INDIANA BOARD BANK REVENUE                                                    3.53     07/15/2007            166,586
   4,000,000   INDIANA SECONDARY MARKET FOR EDUCATION LOANS (COLLEGE & UNIVERSITY REVENUE,
               GUARANTEED STUDENT LOANS)+/-ss.                                               5.17     05/01/2046          4,000,000
   2,000,000   LOS ANGELES CA USD ELECTION OF 2005 SERIES D                                  5.05     07/01/2008          1,985,980
   3,000,000   MASSACHUSETTS STATE SERIES D                                                  4.43     01/01/2007          2,984,220
   7,500,000   MISSOURI HIGHER EDUCATION+/-ss.                                               5.02     07/01/2032          7,500,000
   1,350,000   MUNICIPAL ELECTRIC AUTHORITY GA                                               4.95     01/01/2007          1,346,112
   2,825,000   MUSKEGON COUNTY MI                                                            4.00     06/01/2006          2,825,000
   1,000,000   NEW YORK STATE PERSONAL INCOME SERIES B (PROPERTY TAX REVENUE)                2.75     03/15/2008            955,440
   3,000,000   OAKLAND COUNTY MICHIGAN                                                       5.35     04/01/2007          2,996,730
   4,000,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)       5.57     09/01/2016          3,980,520
   2,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
               SUB-SERIES E+/-ss.                                                            5.20     11/01/2028          2,000,000
   5,000,000   SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-4+/-ss.                                                              4.78     06/01/2043          5,000,000
   2,500,000   STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                                  3.99     11/01/2007          2,454,125

TOTAL MUNICIPAL BONDS & NOTES (COST $50,110,244)                                                                         49,938,382
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 2.26%

FEDERAL HOME LOAN BANK - 1.44%
   5,530,000   FHLB<<                                                                        4.25     05/16/2008          5,421,042
   3,975,000   FHLB<<                                                                        4.60     04/11/2008          3,924,303
                                                                                                                          9,345,345
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.82%
   4,850,000   FHLMC<<                                                                       4.25     06/23/2008          4,749,489
     630,000   FHLMC<<                                                                       4.30     05/05/2008            616,969
                                                                                                                          5,366,458
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,793,111)                                                                 14,711,803
                                                                                                                    ---------------

AGENCY SECURITIES - 25.31%

FEDERAL AGENCY & GOVERNMENT - 0.27%
       8,756   SBA #500276+/-                                                                9.13     05/25/2007              8,766
     175,687   SBA #500957+/-                                                                7.50     07/25/2014            183,517
     110,439   SBA #501224+/-                                                                6.00     06/25/2015            112,754
      22,462   SBA #502966+/-                                                                8.98     05/25/2015             23,894
     146,305   SBA #503405+/-                                                                8.13     05/25/2016            155,429
     473,809   SBA #503611+/-                                                                7.63     12/25/2021            505,510

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL AGENCY & GOVERNMENT (CONTINUED)
$     20,805   SBA #503653+/-                                                                8.38%    01/25/2010    $        21,349
     297,347   SBA #503658+/-                                                                8.88     09/25/2010            309,604
     402,075   SBA SERIES 2000-10C CLASS 1                                                   7.88     05/01/2010            414,595
                                                                                                                          1,735,418
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.95%
     309,326   FHLMC #786614+/-<<                                                            6.47     08/01/2025            313,107
     152,033   FHLMC #845151+/-                                                              5.33     06/01/2022            155,467
      19,498   FHLMC #846367+/-                                                              5.81     04/01/2029             19,952
   1,504,808   FHLMC #E90573<<                                                               6.00     07/01/2017          1,515,471
   7,388,221   FHLMC #G11693<<                                                               5.00     05/15/2020          7,258,677
  11,842,770   FHLMC #G11696<<                                                               5.50     05/15/2020         11,658,165
   2,581,892   FHLMC #G90030<<                                                               7.50     07/17/2017          2,670,849
      93,420   FHLMC SERIES 1192 CLASS I                                                     7.50     01/15/2007             93,220
     237,948   FHLMC SERIES 31 CLASS A7+/-                                                   5.33     05/25/2031            237,963
   2,891,764   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                 7.00     02/25/2043          2,949,192
   3,604,541   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-              5.30     02/25/2043          3,625,504
   5,413,303   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2                7.00     03/25/2043          5,503,820
   4,095,615   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                7.00     07/25/2043          4,206,962
   4,891,533   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                 7.50     09/25/2043          5,062,737
                                                                                                                         45,271,086
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.60%
     176,857   FNMA #155506+/-                                                               6.54     04/01/2022            178,473
     533,038   FNMA #190815+/-                                                               4.42     07/01/2017            513,482
      68,760   FNMA #220706+/-                                                               5.36     06/01/2023             70,485
     272,508   FNMA #253482                                                                  8.50     10/01/2030            293,244
      44,839   FNMA #318464+/-                                                               5.38     04/01/2025             45,896
     221,340   FNMA #321051+/-                                                               5.40     08/01/2025            226,837
      60,543   FNMA #331866+/-                                                               6.42     12/01/2025             61,265
     708,606   FNMA #383629                                                                  6.06     05/01/2008            715,249
   3,153,807   FNMA #384459<<                                                                5.29     11/01/2008          3,123,318
     942,884   FNMA #385793                                                                  3.64     07/01/2007            927,420
   4,669,754   FNMA #460223<<                                                                5.95     01/01/2009          4,665,602
  15,000,000   FNMA #460900<<                                                                3.92     01/01/2008         14,745,455
      40,185   FNMA #46698+/-                                                                5.66     12/01/2015             39,949
   1,860,841   FNMA #545643<<                                                                6.17     12/01/2008          1,872,803
   2,331,362   FNMA #545927<<                                                                6.50     12/01/2015          2,371,195
   3,193,921   FNMA #631367<<                                                                5.50     02/01/2017          3,146,131
   4,198,210   FNMA #686043+/-<<                                                             4.42     07/01/2033          4,131,599
   3,550,156   FNMA #693015+/-                                                               4.13     06/01/2033          3,492,258
   1,469,598   FNMA #732003+/-                                                               4.40     09/01/2033          1,438,320
   3,190,414   FNMA #734329+/-<<                                                             4.24     06/01/2033          3,130,761
   3,963,699   FNMA #735572                                                                  5.00     04/01/2014          3,888,197
   5,724,144   FNMA #739757+/-<<                                                             4.04     08/01/2033          5,610,207
   4,710,374   FNMA #741447+/-<<                                                             3.93     10/01/2033          4,577,468
   4,734,039   FNMA #741454+/-<<                                                             4.12     10/01/2033          4,623,160
   3,870,811   FNMA #750805+/-<<                                                             4.70     11/25/2033          3,817,624
   3,353,086   FNMA #783249+/-<<                                                             4.95     04/01/2044          3,362,923

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--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 10,318,486   FNMA #783251+/-<<                                                             4.95%    04/01/2044    $    10,348,759
  10,238,601   FNMA #789463+/-                                                               4.40     06/01/2034          9,956,334
   3,980,130   FNMA #806504+/-<<                                                             4.95     10/01/2034          3,992,418
   3,930,947   FNMA #806505+/-<<                                                             4.95     10/01/2044          3,943,986
   4,491,046   FNMA #834933+/-<<                                                             5.07     07/01/2035          4,438,169
     955,045   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                   7.50     05/25/2042            980,359
     820,917   FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                                5.18     08/25/2032            820,950
     595,222   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                 5.19     09/26/2033            595,343
      29,652   FNMA SERIES 1991-146 CLASS Z                                                  8.00     10/25/2006             29,606
     125,327   FNMA SERIES 2001-W1 CLASS AV1+/-                                              5.32     08/25/2031            125,336
   1,428,710   FNMA SERIES 2002-90 CLASS A2                                                  6.50     11/25/2042          1,443,061
   2,450,150   FNMA SERIES 2003-W4 CLASS 3A                                                  7.00     10/25/2042          2,495,386
   2,733,406   FNMA SERIES 2004-W2 CLASS 2A2                                                 7.00     02/25/2044          2,789,756
   1,086,276   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                      7.50     08/25/2042          1,126,143
     474,785   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                  5.44     02/25/2033            474,870
                                                                                                                        114,629,797
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.03%
     185,675   GNMA #780533                                                                  7.00     07/15/2008            191,494
                                                                                                                    ---------------

STUDENT LOAN MARKETING ASSOCIATION - 0.46%
   3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                              5.02     01/26/2015          3,025,757
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $168,727,536)                                                                             164,853,552
                                                                                                                    ---------------

US TREASURY SECURITIES - 3.34%

US TREASURY NOTES - 3.34%
  10,505,000   US TREASURY NOTE<<                                                            3.00     02/15/2008         10,157,022
   7,925,000   US TREASURY NOTE<<                                                            3.75     05/15/2008          7,737,399
   4,000,000   US TREASURY NOTE<<                                                            3.38     12/15/2008          3,843,752
                                                                                                                         21,738,173
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $22,427,305)                                                                          21,738,173
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 21.73%

COLLATERAL INVESTED IN OTHER ASSETS - 21.73%
     122,493   ABBEY NATIONAL TREASURY SERVICE+/-++                                          5.15     01/16/2007            122,604
   1,817,644   AMERICAN EXPRESS BANK FSB+/-                                                  5.04     01/26/2007          1,817,553
   1,145,906   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.11     06/15/2007          1,146,456
   2,586,823   AQUIFER FUNDING LIMITED++                                                     5.03     06/07/2006          2,584,676
     987,850   ATLAS CAPITAL FUNDING CORPORATION+/-++                                        4.98     11/10/2006            987,850
     790,280   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.06     04/25/2007            790,225
     612,072   ATOMIUM FUNDING CORPORATION++                                                 4.87     06/07/2006            611,564
   5,564,519   ATOMIUM FUNDING CORPORATION                                                   5.06     06/15/2006          5,553,668
     268,063   ATOMIUM FUNDING CORPORATION++                                                 5.08     06/19/2006            267,393
  10,471,209   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $10,472,695)      5.11     06/01/2006         10,471,209
     209,424   BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.18     06/19/2006            209,420
   3,951,400   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE $3,951,961)   5.11     06/01/2006          3,951,400
     148,533   BETA FINANCE INCORPORATED SERIES MTN+/-++                                     5.14     06/02/2006            148,533
   5,180,285   BHP BILLITON FINANCE USA LIMITED                                              5.05     06/12/2006          5,172,359
  13,406,692   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $13,408,595)                 5.11     06/01/2006         13,406,692
     395,140   BUCKINGHAM CDO LLC++                                                          5.07     06/26/2006            393,761

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,975,700   BUCKINGHAM CDO LLC                                                            5.06%    07/24/2006    $     1,960,961
   1,580,560   CAIRN HIGH GRADE FUNDING I LLC                                                5.02     06/01/2006          1,580,560
     572,953   CAIRN HIGH GRADE FUNDING I LLC++                                              4.97     06/09/2006            572,317
   1,738,616   CAIRN HIGH GRADE FUNDING I LLC                                                5.04     06/12/2006          1,735,956
     987,850   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/14/2006            986,062
     869,308   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/15/2006            867,613
     869,308   CAIRN HIGH GRADE FUNDING I LLC                                                5.09     06/27/2006            866,152
      27,660   CAIRN HIGH GRADE FUNDING I LLC                                                5.15     07/11/2006             27,505
      79,028   CC USA INCORPORATED SERIES MTN+/-++                                           5.07     07/14/2006             79,029
     479,779   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.00     06/02/2006            479,712
   1,218,612   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.98     06/05/2006          1,217,929
     286,002   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.06     06/09/2006            285,685
     116,448   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.07     06/19/2006            116,157
   1,489,204   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/21/2006          1,485,063
   1,574,633   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/22/2006          1,570,035
   1,620,074   CEDAR SPRINGS CAPITAL COMPANY LLC                                             5.09     06/23/2006          1,615,100
     270,592   CEDAR SPRINGS CAPITAL COMPANY LLC                                             4.97     06/26/2006            269,647
     853,502   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                               5.05     06/13/2006            853,502
     108,663   CREDIT SUISSE FIRST BOSTON+/-                                                 5.21     06/19/2006            108,662
     296,355   CULLINAN FINANCE CORPORATION++                                                5.07     06/02/2006            296,313
   3,988,898   DEER VALLEY FUNDING LLC++                                                     5.04     06/26/2006          3,974,977
   3,058,225   DEER VALLEY FUNDING LLC                                                       5.08     06/27/2006          3,047,124
     128,420   DNB NOR BANK ASA                                                              5.08     07/05/2006            127,809
      49,393   EUREKA SECURITIZATION INCORPORATED++                                          5.06     06/23/2006             49,241
      14,857   FALCON ASSET SECURITIZATION CORPORATION                                       4.91     06/15/2006             14,828
   3,951,400   FCAR OWNER TRUST SERIES II                                                    5.04     06/22/2006          3,939,862
      39,514   FCAR OWNER TRUST SERIES II                                                    5.29     10/03/2006             38,817
   1,975,700   FIVE FINANCE INCORPORATED+/-++                                                5.12     01/25/2007          1,976,470
     131,621   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.20     08/15/2006            130,223
   3,951,400   FOX TROT CDO LIMITED                                                          5.06     06/26/2006          3,937,609
     632,224   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.16     06/16/2006            632,224
     474,563   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.06     09/18/2006            474,758
   1,082,288   GEORGE STREET FINANCE LLC++                                                   5.03     06/08/2006          1,081,238
   2,015,214   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.16     06/30/2006          2,015,214
     987,850   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.21     08/16/2006            987,850
      64,210   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.34     08/18/2006             64,230
      35,365   GRAMPIAN FUNDING LIMITED                                                      4.85     07/03/2006             35,207
     474,168   HARRIER FINANCE FUNDING LLC                                                   5.04     06/29/2006            472,319
     288,452   HBOS TREASURY SERVICES PLC+/-++                                               4.98     06/30/2006            288,418
   3,319,176   ING USA ANNUITY & LIFE INSURANCE+/-                                           5.22     06/06/2006          3,319,176
   5,927,099   JP MORGAN CHASE SECURITES CORPORATION REPURCHASE AGREEMENT
               (MATURITY VALUE $5,927,941)                                                   5.11     06/01/2006          5,927,099
     198,005   K2 USA LLC SERIES MTN+/-++                                                    5.13     07/24/2006            198,024
   2,528,896   KAUPTHING BANK HF+/-++                                                        5.14     03/20/2007          2,525,659
     144,463   KLIO FUNDING CORPORATION++                                                    5.06     06/22/2006            144,041
      71,599   KLIO FUNDING CORPORATION++                                                    5.14     07/26/2006             71,044
     625,111   KLIO II FUNDING CORPORATION++                                                 4.98     06/30/2006            622,586

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     79,028   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                          4.98%    06/02/2006    $        79,028
   2,677,705   LEXINGTON PARKER CAPITAL CORPORATION++                                        5.07     06/02/2006          2,677,331
   1,975,700   LIQUID FUNDING LIMITED++                                                      5.09     06/30/2006          1,967,718
   1,066,878   LIQUID FUNDING LIMITED+/-++                                                   5.06     08/14/2006          1,066,878
   1,382,990   LIQUID FUNDING LIMITED+/-++                                                   4.99     12/01/2006          1,382,990
     217,327   MERRILL LYNCH & COMPANY+/-                                                    5.09     06/06/2006            217,327
   2,765,980   MORGAN STANLEY+/-                                                             5.13     10/10/2006          2,765,980
   1,975,700   MORGAN STANLEY+/-                                                             5.13     10/30/2006          1,975,700
     607,528   MORGAN STANLEY SERIES EXL+/-                                                  5.11     08/13/2010            607,686
      59,271   NATIONWIDE BUILDING SOCIETY+/-++                                              5.20     07/21/2006             59,276
     102,223   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     4.57     06/15/2006            102,023
      84,362   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.06     06/19/2006             84,151
     330,732   NORTH SEA FUNDING LLC                                                         4.97     06/21/2006            329,813
     441,569   OLD LINE FUNDING CORPORATION++                                                5.02     06/15/2006            440,708
      25,210   PERRY GLOBAL FUNDING LLC                                                      4.80     06/12/2006             25,171
     119,767   PERRY GLOBAL FUNDING LLC SERIES A                                             5.07     06/23/2006            119,399
      35,563   PERRY GLOBAL FUNDING LLC SERIES A++                                           5.17     08/10/2006             35,210
   1,815,866   RACERS TRUST 2004-6-MM+/-++                                                   5.10     05/22/2006          1,816,211
     183,543   REGENCY MARKETS LLC                                                           5.05     06/13/2006            183,236
   1,975,700   REGENCY MARKETS LLC++                                                         5.05     06/15/2006          1,971,847
     987,850   ROYAL BANK OF SCOTLAND PLC+/-++                                               5.22     11/24/2006            988,255
     125,062   ROYAL BANK OF SCOTLAND PLC+/-                                                 5.22     11/24/2006            125,113
     987,850   SEDNA FINANCE INCORPORATED+/-++                                               4.83     12/08/2006            987,959
     790,280   SLM CORPORATION+/-++                                                          5.08     05/04/2007            790,217
     494,992   TANGO FINANCE CORPORATION SERIES MTN+/-++                                     5.13     10/25/2006            495,135
      37,657   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                             4.93     06/06/2006             37,630
   2,468,676   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                               4.91     06/26/2006          2,460,061
     345,313   THUNDER BAY FUNDING INCORPORATED++                                            5.13     07/07/2006            343,572
      47,812   TICONDEROGA FUNDING LLC                                                       5.07     06/01/2006             47,812
   4,741,680   TIERRA ALTA FUNDING I LIMITED                                                 5.04     06/15/2006          4,732,433
   3,951,400   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                     5.26     07/11/2006          3,951,400
     759,420   TRAVELERS INSURANCE COMPANY+/-                                                5.15     02/09/2007            759,404
   1,975,700   UNICREDITO ITALIANO NEW YORK SERIES+/-                                        4.92     06/30/2006          1,975,105
     987,850   UNICREDITO ITALIANO SERIES LIB+/-++                                           5.09     03/09/2007            987,909
     987,850   VERSAILLES CDS LLC                                                            5.07     06/21/2006            985,104
     987,850   VERSAILLES CDS LLC                                                            5.02     06/26/2006            984,402
     604,564   VERSAILLES CDS LLC                                                            5.05     06/27/2006            602,370
      82,979   VERSAILLES CDS LLC++                                                          5.05     06/28/2006             82,667
     481,201   WHISTLEJACKET CAPITAL LIMITED                                                 5.03     06/26/2006            479,522
      47,219   WHITE PINE FINANCE LLC                                                        5.14     08/04/2006             46,791
   1,027,364   WHITE PINE FINANCE LLC SERIES MTN1+/-++                                       5.07     06/12/2006          1,027,374
      27,818   YORKTOWN CAPITAL LLC                                                          5.16     07/06/2006             27,682
                                                                                                                        141,530,970
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,530,970)                                                             141,530,970
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 4.65%
  30,333,185   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          $    30,333,185
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,333,185)                                                                          30,333,185
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $796,629,158)*                        121.31%                                                                 $   790,232,412

OTHER ASSETS AND LIABILITIES, NET           (21.31)                                                                    (138,834,783)
                                            ------                                                                  ---------------
TOTAL NET ASSETS                            100.00%                                                                 $   651,397,629
                                            ======                                                                  ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,333,185.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $796,629,188 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                $    695,901
      GROSS UNREALIZED DEPRECIATION                                  (7,092,677)
                                                                   ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                   $ (6,396,776)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 11.02%
$  1,858,000   ADVANTA BUSINESS CARD MASTER TRUST SERIES 2006-A1 CLASS A1                    5.15%    10/20/2010    $     1,849,337
   2,579,000   ADVANTA BUSINESS CARD MASTER TRUST SERIES 2006-A3 CLASS A                     5.30     05/21/2012          2,574,114
     156,569   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4               3.55     02/12/2009            155,020
   5,406,403   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4              2.84     08/06/2010          5,304,959
   2,123,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3               5.11     10/06/2010          2,107,445
   2,789,337   AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12 CLASS A3+/-       5.36     01/25/2035          2,792,152
     473,611   ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1 CLASS A1          2.89     07/20/2011            455,211
   3,227,000   BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2006-1 CLASS A2R+/-     5.03     12/01/2041          3,222,802
   1,630,530   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                   2.00     11/15/2007          1,614,199
   1,329,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                   3.35     02/15/2008          1,315,620
   2,497,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                   5.03     10/15/2009          2,478,434
   3,109,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS C4               6.00     08/15/2013          3,145,383
   1,000,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A7 CLASS A7               4.70     06/15/2015            956,841
   2,854,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A6 CLASS A                5.30     02/18/2014          2,836,054
   3,128,000   CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3               4.99     09/15/2010          3,104,715
   3,177,000   CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-                   5.24     06/25/2035          3,178,154
   2,046,000   CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-                  5.23     05/25/2035          2,046,445
   3,010,000   CHASE CREDIT CARD MASTER TRUST SERIES 2003-3 CLASS A+/-                       5.19     10/15/2010          3,016,357
   4,331,000   CHASE ISSUANCE TRUST SERIES 2006-A3 CLASS A3+/-                               5.07     07/15/2011          4,331,693
   1,912,166   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS A4                       2.06     12/15/2009          1,872,348
   1,176,789   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                       2.08     05/15/2008          1,167,046
   2,498,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                   4.40     09/15/2010          2,434,360
   3,625,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A4 CLASS A4                   5.45     05/10/2013          3,610,618
   2,702,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A5 CLASS A5                   5.30     05/20/2011          2,694,084
   1,102,000   COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7                       5.74     12/25/2010          1,106,835
   4,896,000   COUNTRYWIDE ASSET-BACKED CERFITICATES SERIES 2006-S1 CLASS A2                 5.55     08/25/2021          4,863,426
   1,773,473   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-12 CLASS 1A1+/-             5.23     02/25/2036          1,773,783
   1,107,324   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-            5.20     08/25/2035          1,107,578
   2,432,000   DB MASTER FINANCE LLC SERIES 2006-1 CLASS A2++                                5.78     06/20/2031          2,424,590
   1,844,793   ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                    5.20     10/25/2035          1,845,041
      83,946   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                           3.08     07/15/2007             83,866
   6,362,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                           3.48     11/15/2008          6,292,856
   2,843,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                           4.17     01/15/2009          2,813,726
   5,197,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A4                           5.07     12/15/2010          5,142,512
     887,000   FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                                    4.84     09/22/2008            884,727
   1,242,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-2 CLASS A2                       5.35     03/15/2013          1,241,801
   5,451,226   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                     3.30     06/16/2008          5,399,627
   2,494,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                         4.18     02/15/2012          2,406,251
   3,164,000   JP MORGAN MORTGAGE ACQUISITION CORPORATION SERIES 2005-OPT2 CLASS A3+/-       5.32     12/25/2035          3,171,518
   1,985,139   MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2001-1 CLASS A                 6.53     06/01/2015          2,052,371
     824,359   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS A2+/-             5.42     07/25/2034            824,665
     576,523   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-             5.43     09/25/2034            577,617
   2,187,021   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-             5.14     11/25/2035          2,172,532
   1,767,347   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1 CLASS A1+/-     5.26     05/25/2046          1,767,761
   2,265,000   METRIS MASTER TRUST SERIES 1999-2 CLASS A+/-                                  5.60     01/20/2010          2,265,768
   2,222,280   MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                     5.44     07/25/2034          2,222,224
   3,947,479   MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-                      5.16     12/25/2035          3,947,647
   1,296,000   MORGAN STANLEY HOME EQUITY LOANS SERIES 2006-2 CLASS A2+/-                    5.19     02/25/2036          1,296,681

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$    491,601   NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                   2.11%    07/15/2008    $       487,079
   1,756,000   NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                4.61     01/15/2008          1,750,976
     827,154   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                    3.75     09/17/2007            825,024
   1,247,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                    4.77     07/15/2011          1,224,403
   1,334,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                    5.16     02/15/2010          1,327,948
   1,991,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5++             4.74     01/01/2043          1,952,534
   1,027,000   NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                          5.23     10/25/2035          1,027,282
   5,555,409   NOVASTAR HOME EQUITY LOAN SERIES 2005-4 CLASS A2A+/-                          5.17     01/25/2036          5,556,290
   2,690,007   OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-                     5.15     01/25/2036          2,690,353
   1,564,503   OWNIT MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2006-1 CLASS AF1+/-      5.42     12/25/2036          1,554,237
   1,535,000   PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                           6.52     12/31/2010          1,587,908
   3,150,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                       3.87     06/25/2011          3,073,147
   1,250,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A4                       4.37     06/25/2014          1,187,154
   4,474,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1                       4.85     06/25/2011          4,437,923
   2,228,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A3                       5.12     12/25/2014          2,175,101
     355,719   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3
               CLASS A2+/-                                                                   5.44     04/25/2033            356,534
   2,595,000   SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                              5.24     07/25/2018          2,603,932
   1,349,000   SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A6++                               3.46     07/25/2039          1,280,822
   2,100,000   SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                                 4.41     07/25/2025          2,059,281
   6,248,000   SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                                 4.25     01/25/2028          6,083,865
   2,787,856   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A4+/-             5.17     01/25/2036          2,788,000
   1,546,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A6+/-             5.30     01/25/2036          1,548,755
     358,290   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-              5.17     06/25/2035            358,304
   3,127,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A3                     4.77     01/12/2011          3,089,041
   1,766,000   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                  4.52     06/16/2008          1,758,472
   3,177,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                              4.82     02/20/2009          3,166,273
     496,372   WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                              2.74     09/20/2010            490,517
     775,786   WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                              3.15     05/20/2011            761,303
     600,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                             4.25     06/17/2010            592,266
     201,066   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                      2.20     01/15/2008            200,273

TOTAL ASSET BACKED SECURITIES (COST $175,048,059)                                                                       173,943,791
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.89%
   1,172,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2 CLASS B      6.31     06/11/2035          1,204,651
     876,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1 CLASS A4       4.76     11/10/2039            821,001
     716,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS B++         4.89     05/14/2016            702,754
   4,952,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS C++         4.94     05/14/2016          4,866,980
   4,378,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS AAB        4.58     06/11/2041          4,098,385
   3,030,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-T22 CLASS AM+/-       5.47     04/12/2038          2,953,857
   3,004,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2006-C7 CLASS A1          5.54     06/10/2046          3,003,531
   2,617,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-        7.09     05/15/2032          2,703,326
     680,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C          7.71     08/15/2033            728,619
   1,211,116   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-               5.20     07/25/2035          1,210,617
   3,797,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CP4 CLASS A4      6.18     12/15/2035          3,881,962
   2,423,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKP1 CLASS A3     6.44     12/15/2035          2,506,070
   5,238,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4 CLASS A2     5.18     11/15/2036          5,103,542
   3,035,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CP3 CLASS A3      5.60     07/15/2035          3,020,110
   5,503,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C4 CLASS A4+/-    5.14     08/15/2036          5,298,572
  10,734,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C2 CLASS A2+/-    5.42     05/15/2036         10,451,805

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  3,071,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                 7.30%    06/10/2032    $     3,207,132
  26,891,469   FHLB SERIES VN-2015 CLASS A                                                   5.46     11/27/2015         26,513,308
   4,927,886   FHLMC SERIES 2515 CLASS MG<<                                                  4.00     09/15/2017          4,677,000
   4,155,084   FHLMC SERIES 2941 CLASS WA<<                                                  5.00     11/15/2024          4,108,098
   5,838,676   FHLMC SERIES 2948 CLASS QA<<                                                  5.00     10/15/2025          5,769,716
     503,030   FHLMC SERIES 3000 CLASS PA                                                    3.90     01/15/2023            483,427
   8,176,225   FHLMC SERIES 3014 CLASS NA<<                                                  4.50     11/15/2025          7,986,454
   4,105,000   FHLMC SERIES 3017 CLASS TA                                                    4.50     08/15/2035          3,896,174
   4,738,605   FHLMC SERIES 3020 CLASS MA<<                                                  5.50     04/15/2027          4,721,028
   3,338,103   FHLMC SERIES 3026 CLASS GJ                                                    4.50     02/15/2029          3,252,937
   7,894,000   FHLMC SERIES 3068 CLASS AK<<                                                  4.50     03/15/2027          7,289,500
   7,622,985   FHLMC SERIES 3086 CLASS PA<<                                                  5.50     05/15/2026          7,596,490
   9,456,000   FHLMC SERIES 3117 CLASS PC                                                    5.00     06/15/2031          9,109,601
  11,024,613   FHLMC SERIES 3117 CLASS PN<<                                                  5.00     11/15/2021         10,920,715
   2,420,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2         7.39     12/15/2031          2,541,120
   1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4 CLASS B          6.42     12/12/2033          1,628,459
     394,174   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                    4.77     04/25/2012            386,688
   1,272,455   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                     3.81     11/25/2012          1,207,907
   9,222,800   FNMA SERIES 2003-34 CLASS QJ<<                                                4.50     01/25/2016          9,010,789
   3,437,267   FNMA SERIES 2003-35 CLASS MG                                                  4.50     07/25/2015          3,387,910
   2,039,291   FNMA SERIES 2004-69 CLASS CT<<                                                4.50     06/25/2018          1,969,509
   6,412,561   FNMA SERIES 2005-61 CLASS ED<<                                                5.50     04/25/2026          6,375,136
   4,417,463   FNMA SERIES 2005-63 CLASS HA                                                  5.00     04/25/2023          4,314,019
   3,889,858   FNMA SERIES 2006-16 CLASS EV                                                  5.50     02/25/2017          3,816,315
   4,014,751   FNMA SERIES 2006-18 CLASS PA                                                  5.50     01/25/2026          3,988,314
   9,898,000   FNMA SERIES 2006-29 CLASS PA<<                                                5.50     08/25/2026          9,850,652
   3,953,000   FNMA SERIES 2006-31 CLASS PA                                                  5.50     11/25/2026          3,931,664
   2,531,000   FNMA SERIES 2006-41 CLASS MA                                                  5.50     04/25/2024          2,519,436
   6,423,000   FNMA SERIES 2006-53 CLASS PD                                                  5.50     12/25/2034          6,145,506
   3,797,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS A2             6.07     06/10/2038          3,870,177
   3,281,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3            5.35     08/11/2036          3,224,291
   1,481,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A CLASS A2            5.00     12/10/2037          1,429,835
   1,250,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4            5.15     07/10/2037          1,206,787
   6,627,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS A4+/-         5.19     07/10/2039          6,367,511
   1,556,139   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3      6.87     07/15/2029          1,571,885
   1,245,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2 CLASS A3      5.71     10/15/2038          1,246,478
   7,019,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3 CLASS A4      5.02     04/10/2040          6,697,688
   1,328,801   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1 CLASS A1      3.12     03/10/2038          1,283,825
     516,113   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2 CLASS A1      3.90     08/10/2038            502,126
   3,012,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-C1
               CLASS A4+/-                                                                   5.24     11/10/2045          2,877,702
   1,776,682   GNMA SERIES 2006-8 CLASS A                                                    3.94     08/16/2025          1,710,237
   1,051,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B                  6.97     10/18/2030          1,080,214
   6,704,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2               6.56     04/13/2031          6,804,858
     594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-         6.88     05/15/2031            614,248
   3,384,000   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CB7 CLASS A4+/-                                                   4.88     01/12/2038          3,203,851
   3,033,000   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-CB14 CLASS A3B+/-                                                 5.49     12/12/2044          2,976,630

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  1,451,475   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                  7.11%    10/15/2032    $     1,456,099
     397,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                   7.43     10/15/2032            418,367
   6,032,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                   4.93     09/15/2035          5,751,996
   3,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-                     4.86     08/12/2039          3,313,360
   1,686,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                     5.11     07/12/2038          1,592,349
   2,336,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS A6+/-                     5.24     11/12/2037          2,248,233
   3,058,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS AM+/-                     4.81     06/12/2043          2,828,585
   2,746,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2006-C1 CLASS AM+/-                       5.84     05/12/2039          2,719,853
   3,298,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2006-C1 CLASS B+/-                        5.84     05/12/2039          3,247,323
   8,571,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                             5.15     06/13/2041          8,261,408
   1,000,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                             3.92     04/14/2040            971,383
   2,993,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                            4.99     08/13/2042          2,818,390
   2,950,000   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS A3              6.50     10/13/2011          3,053,927
   2,770,988   SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4 CLASS A2A+/-     5.19     09/25/2036          2,771,729
     147,035   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-              5.60     02/25/2028            147,611
   1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3               4.96     08/15/2035          1,290,018
   1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3               4.45     11/15/2035          1,537,320
   2,418,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4              4.75     02/15/2041          2,257,046
   3,032,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4              4.80     10/15/2041          2,822,755
   2,174,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-           5.20     10/15/2044          2,086,546
   2,628,000   WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES 2005-C1A
               CLASS AJ+/-++                                                                 5.19     05/25/2036          2,558,415

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $318,887,786)                                                           313,981,842
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 16.83%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.29%
   2,415,000   DAIMLERCHRYSLER NA HOLDINGS                                                   5.75     05/18/2009          2,402,971
   2,135,000   DAIMLERCHRYSLER NA HOLDINGS                                                   5.88     03/15/2011          2,111,637
                                                                                                                          4,514,608
                                                                                                                    ---------------

BUSINESS SERVICES - 0.43%
   4,910,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                              6.00     06/15/2012          4,988,511
   1,805,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                         5.43     05/24/2010          1,806,222
                                                                                                                          6,794,733
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 0.52%
   2,170,000   CHEMTURA CORPORATION<<                                                        6.88     06/01/2016          2,104,900
   1,880,000   TEVA PHARMACEUTICAL FINANCE LLC                                               6.15     02/01/2036          1,702,556
   4,585,000   WYETH                                                                         5.50     02/15/2016          4,395,135
                                                                                                                          8,202,591
                                                                                                                    ---------------

COMMUNICATIONS - 2.99%
   1,055,000   AMERICA MOVIL SA DE CV                                                        6.38     03/01/2035            935,789
   2,000,000   AOL TIME WARNER INCORPORATED                                                  7.70     05/01/2032          2,148,302
   1,039,000   AT&T CORPORATION                                                              7.30     11/15/2011          1,110,226
   1,810,000   AT&T INCORPORATED                                                             6.15     09/15/2034          1,666,896
   1,215,000   AT&T INCORPORATED                                                             6.80     05/15/2036          1,208,621
   1,985,000   CINGULAR WIRELESS SERVICES                                                    8.13     05/01/2012          2,200,823
   2,035,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED<<                          8.38     03/15/2013          2,268,874
   2,805,000   COMCAST CORPORATION                                                           5.90     03/15/2016          2,710,808
   1,225,000   COMCAST CORPORATION                                                           5.65     06/15/2035          1,035,229

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$    590,000   EMBARQ CORPORATION                                                            6.74%    06/01/2013    $       590,740
   1,810,000   EMBARQ CORPORATION                                                            7.08     06/01/2016          1,812,154
   1,900,000   NEWS AMERICA INCORPORATED++                                                   6.40     12/15/2035          1,753,010
   3,890,000   SBC COMMUNICATIONS                                                            5.10     09/15/2014          3,633,727
   4,920,000   SPRINT CAPITAL CORPORATION                                                    6.00     01/15/2007          4,931,690
   2,830,000   SPRINT CAPITAL CORPORATION                                                    6.13     11/15/2008          2,863,388
   1,410,000   SPRINT CAPITAL CORPORATION<<                                                  7.63     01/30/2011          1,509,796
     760,000   SPRINT CAPITAL CORPORATION                                                    8.75     03/15/2032            924,878
   1,310,000   TIME WARNER ENTERTAINMENT COMPANY LP                                          8.38     07/15/2033          1,476,649
   1,875,000   VERIZON COMMUNICATIONS INCORPORATED                                           5.35     02/15/2011          1,834,423
   2,290,000   VERIZON COMMUNICATIONS INCORPORATED                                           5.55     02/15/2016          2,159,433
   1,205,000   VERIZON GLOBAL FUNDING CORPORATION                                            5.85     09/15/2035          1,041,139
   3,165,000   VERIZON WIRELESS CAPITAL LLC                                                  5.38     12/15/2006          3,163,120
   1,085,000   VIACOM INCORPORATED++                                                         5.75     04/30/2011          1,069,868
   3,245,000   VIACOM INCORPORATED++                                                         6.25     04/30/2016          3,162,863
                                                                                                                         47,212,446
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.84%
   2,420,000   BAC CAPITAL TRUST XI                                                          6.63     05/23/2036          2,411,791
   3,050,000   BANK OF AMERICA CORPORATION                                                   4.25     10/01/2010          2,897,293
   3,040,000   BANK OF AMERICA CORPORATION                                                   5.38     06/15/2014          2,953,454
   1,800,000   BB&T CAPITAL TRUST II                                                         6.75     06/07/2036          1,792,890
   3,750,000   CITIGROUP INCORPORATED                                                        5.13     02/14/2011          3,678,562
   4,545,000   CITIGROUP INCORPORATED                                                        5.00     09/15/2014          4,283,113
   3,015,000   JP MORGAN CHASE & COMPANY                                                     5.60     06/01/2011          3,008,313
   1,435,000   JP MORGAN CHASE & COMPANY                                                     5.13     09/15/2014          1,357,463
   2,495,000   PNC FUNDING CORPORATION                                                       5.25     11/15/2015          2,369,302
   1,150,000   WACHOVIA CORPORATION                                                          5.50     08/01/2035          1,005,767
   2,120,000   WASHINGTON MUTUAL BANK FA                                                     5.13     01/15/2015          1,977,595
   1,407,000   WASHINGTON MUTUAL INCORPORATED<<                                              4.00     01/15/2009          1,353,444
                                                                                                                         29,088,987
                                                                                                                    ---------------

ELECTRIC UTILITIES - 0.31%
   4,745,000   PROGRESS ENERGY INCORPORATED<<                                                6.85     04/15/2012          4,966,373
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.18%
   1,685,000   ALLEGHENY ENERGY SUPPLY++                                                     8.25     04/15/2012          1,807,162
   1,771,000   AMERICAN ELECTRIC POWER SERIES C<<                                            5.38     03/15/2010          1,749,629
   1,155,000   DOMINION RESOURCES INCORPORATED<<                                             5.95     06/15/2035          1,041,921
   3,375,000   DPL INCORPORATED                                                              6.88     09/01/2011          3,500,759
   1,880,000   DUKE CAPITAL LLC                                                              8.00     10/01/2019          2,150,267
   2,855,000   KANSAS GAS & ELECTRIC                                                         5.65     03/29/2021          2,697,804
   1,745,000   NEVADA POWER COMPANY++                                                        5.95     03/15/2016          1,674,314
   1,220,000   ONCOR ELECTRIC DELIVERY                                                       6.38     01/15/2015          1,232,764
   2,535,000   PUBLIC SERVICE COMPANY OF COLORADO                                            7.88     10/01/2012          2,817,569
                                                                                                                         18,672,189
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.23%
   2,495,000   CISCO SYSTEMS INCORPORATED                                                    5.50     02/22/2016          2,405,694
   1,230,000   MIDAMERICAN ENERGY HOLDINGS++<<                                               6.13     04/01/2036          1,160,044
                                                                                                                          3,565,738
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FINANCIAL SERVICES - 0.26%
$  3,989,000   CAPITAL ONE FINANCIAL CORPORATION                                             8.75%    02/01/2007    $     4,070,340
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.32%
   1,790,000   KRAFT FOODS INCORPORATED                                                      5.63     11/01/2011          1,771,581
   1,050,000   KRAFT FOODS INCORPORATED                                                      6.50     11/01/2031          1,055,126
   2,205,000   TYSON FOODS INCORPORATED                                                      6.60     04/01/2016          2,172,948
                                                                                                                          4,999,655
                                                                                                                    ---------------

FOOD STORES - 0.15%
   1,360,000   DELHAIZE AMERICA INCORPORATED                                                 9.00     04/15/2031          1,524,604
     480,000   KROGER COMPANY                                                                7.50     04/01/2031            506,829
     375,000   SAFEWAY INCORPORATED                                                          7.25     02/01/2031            383,217
                                                                                                                          2,414,650
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.24%
   2,790,000   CREDIT SUISSE FIRST BOSTON USA INCORPORATED<<                                 4.88     08/15/2010          2,707,034
   5,780,000   GOLDMAN SACHS GROUP INCORPORATED<<                                            5.13     01/15/2015          5,425,287
   5,105,000   MERRILL LYNCH & COMPANY<<                                                     4.25     02/08/2010          4,872,069
   7,065,000   MORGAN STANLEY                                                                4.00     01/15/2010          6,659,229
                                                                                                                         19,663,619
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.07%
   1,067,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                       5.15     09/15/2010          1,033,904
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.12%
   1,600,000   AMBAC FINANCIAL GROUP INCORPORATED<<                                          5.95     12/05/2035          1,483,162
   5,960,000   AMERICAN INTERNATIONAL GROUP++                                                4.70     10/01/2010          5,753,140
   1,340,000   GE GLOBAL INSURANCE HOLDINGS                                                  7.00     02/15/2026          1,413,443
   3,765,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<                          5.45     03/24/2011          3,716,047
     775,000   LIBERTY MUTUAL INSURANCE COMPANY++                                            7.88     10/15/2026            832,938
   1,870,000   UNITEDHEALTH GROUP                                                            5.38     03/15/2016          1,772,324
   1,565,000   UNUMPROVIDENT FINANCE COMPANY++                                               6.85     11/15/2015          1,547,294
   1,230,000   WELLPOINT INCORPORATED                                                        5.85     01/15/2036          1,112,025
                                                                                                                         17,630,373
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.34%
   1,825,000   ALLERGAN INCORPORATED++                                                       5.75     04/01/2016          1,791,389
   1,235,000   BOSTON SCIENTIFIC CORPORATION                                                 7.00     11/15/2035          1,224,279
   2,555,000   XEROX CORPORATION<<                                                           6.40     03/15/2016          2,440,025
                                                                                                                          5,455,693
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
   3,645,000   MOHAWK INDUSTRIES INCORPORATED                                                5.75     01/15/2011          3,589,822
   1,630,000   TYCO INTERNATIONAL GROUP SA                                                   6.38     10/15/2011          1,668,937
                                                                                                                          5,258,759
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.42%
   2,885,000   CAPITAL ONE BANK SERIES BKNT                                                  4.88     05/15/2008          2,847,965
   2,490,000   CAPITAL ONE FINANCIAL                                                         5.50     06/01/2015          2,381,130
   2,590,000   CIT GROUP INCORPORATED                                                        4.75     08/15/2008          2,546,493
   1,810,000   COUNTRYWIDE FINANCIAL CORPORATION                                             6.25     05/15/2016          1,800,896
   3,889,000   GENERAL ELECTRIC CAPITAL CORPORATION                                          3.75     12/15/2009          3,668,556
   1,635,000   GENERAL ELECTRIC CAPITAL CORPORATION                                          4.88     03/04/2015          1,537,479
   2,900,000   HSBC FINANCE CAPITAL TRUST IX+/-<<                                            5.91     11/30/2035          2,793,312

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$  7,735,000   HSBC FINANCE CORPORATION<<                                                    4.75%    04/15/2010    $     7,488,834
   2,445,000   RESIDENTIAL CAPITAL CORPORATION                                               6.50     04/17/2013          2,391,122
   1,875,000   RESIDENTIAL CAPITAL CORPORATION+/-                                            6.34     06/29/2007          1,881,004
   4,025,000   RESIDENTIAL CAPITAL CORPORATION                                               6.13     11/21/2008          3,981,220
   1,870,000   RESIDENTIAL CAPITAL CORPORATION                                               6.00     02/22/2011          1,813,206
   3,130,000   SLM CORPORATION SERIES MTN+/-<<                                               5.12     03/15/2011          3,129,505
                                                                                                                         38,260,722
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.82%
   1,495,000   CONOCOPHILLIPS                                                                5.90     10/15/2032          1,440,745
   1,410,000   HALLIBURTON COMPANY                                                           5.50     10/15/2010          1,402,891
   2,747,000   HALLIBURTON COMPANY                                                           8.75     02/15/2021          3,394,506
   3,610,000   LAZARD GROUP LLC                                                              7.13     05/15/2015          3,702,026
     405,000   PEMEX PROJECT FUNDING MASTER TRUST                                            7.38     12/15/2014            418,365
   1,155,000   PEMEX PROJECT FUNDING MASTER TRUST<<                                          6.63     06/15/2035          1,048,163
   1,645,000   XTO ENERGY INCORPORATED                                                       6.10     04/01/2036          1,532,107
                                                                                                                         12,938,803
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.23%
   3,750,000   INTERNATIONAL PAPER COMPANY<<                                                 5.85     10/30/2012          3,690,442
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.48%
   2,905,000   DUKE CAPITAL LLC                                                              7.50     10/01/2009          3,061,100
     775,000   KINDER MORGAN ENERGY PARTNERS LP                                              5.00     12/15/2013            707,425
   1,305,000   KINDER MORGAN ENERGY PARTNERS LP                                              5.13     11/15/2014          1,184,207
   1,210,000   KINDER MORGAN ENERGY PARTNERS LP                                              5.80     03/15/2035          1,028,438
   1,640,000   MAGELLAN MIDSTREAM PARTNERS<<                                                 5.65     10/15/2016          1,571,655
                                                                                                                          7,552,825
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.12%
   1,785,000   NORFOLK SOUTHERN CORPORATION                                                  7.05     05/01/2037          1,940,011
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.55%
   2,795,000   DEVELOPERS DIVERS REALTY                                                      5.38     10/15/2012          2,692,600
     860,000   PROLOGIS++                                                                    5.25     11/15/2010            838,928
   2,455,000   PROLOGIS 2006                                                                 5.50     04/01/2012          2,396,453
   2,755,000   SIMON PROPERTY GROUP LP                                                       6.10     05/01/2016          2,734,249
                                                                                                                          8,662,230
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.46%
   1,225,000   GOLDMAN SACHS GROUP INCORPORATED                                              6.45     05/01/2036          1,184,078
   3,025,000   MERRILL LYNCH & COMPANY                                                       6.05     05/16/2016          3,011,578
   3,155,000   MORGAN STANLEY                                                                5.38     10/15/2015          3,009,923
                                                                                                                          7,205,579
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.13%
     925,000   DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                      6.50     11/15/2013            932,081
     940,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                        8.50     01/18/2031          1,077,449
                                                                                                                          2,009,530
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $273,424,452)                                                                       265,804,800
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS - 1.77%
$  1,875,000   CANADIAN NATIONAL RAILWAY COMAPNY                                             6.20%    06/01/2036    $     1,877,269
   1,445,000   CELULOSA ARAUCO CONSTITUTION                                                  5.63     04/20/2015          1,357,374
   1,810,000   CHILE GOVERNMENT INTERNATIONAL BOND                                           5.50     01/15/2013          1,774,343
   2,420,000   DEUTCHE TELEKOM INTERNATIONAL FINANCE<<                                       5.75     03/23/2016          2,300,611
   1,675,000   HSBC HOLDINGS PLC                                                             6.50     05/02/2036          1,659,612
     960,000   KINDER MORGAN FINANCE                                                         5.70     01/05/2016            854,451
   1,285,000   PETRO-CANADA                                                                  5.95     05/15/2035          1,182,190
   3,135,000   RESONA BANK LIMITED+/-++<<                                                    5.85     09/29/2049          2,987,263
   3,100,000   UNITED MEXICAN STATES<<                                                       5.63     01/15/2017          2,883,000
   1,490,000   UNITED MEXICAN STATES SERIES MTNA                                             5.88     01/15/2014          1,443,810
   1,445,000   UNITED MEXICAN STATES SERIES MTNA                                             7.50     04/08/2033          1,512,915
   6,780,000   VODAFONE GROUP PLC                                                            5.50     06/15/2011          6,654,116
   1,570,000   XL CAPITAL LIMITED                                                            6.38     11/15/2024          1,483,083

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $28,827,632)                                                                       27,970,037
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 0.27%
   1,000,000   BRITISH TELECOM PLC                                                           8.88     12/15/2030          1,230,460
     620,000   CODELCO INCORPORATED++<<                                                      5.63     09/21/2035            555,141
   1,270,000   EMPRESA NACIONAL ELECTRIC                                                     8.63     08/01/2015          1,413,495
   1,035,000   ENCANA CORPORATION                                                            6.50     08/15/2034          1,038,741

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,563,700)                                                                          4,237,837
                                                                                                                    ---------------

AGENCY SECURITIES - 44.69%

FEDERAL HOME LOAN BANK - 0.15%
   2,439,246   FHLB SERIES TQ-2015 CLASS A                                                   5.07     10/20/2015          2,351,586
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.90%
  28,957,000   FHLMC<<                                                                       6.63     09/15/2009         30,066,430
  14,422,000   FHLMC<<                                                                       4.13     07/12/2010         13,769,130
   2,290,532   FHLMC #1G0926+/-                                                              5.37     04/01/2036          2,253,753
   1,251,034   FHLMC #1G0927+/-<<                                                            5.56     04/01/2036          1,239,487
   9,760,543   FHLMC #A46083<<                                                               5.00     07/01/2035          9,156,431
   2,506,956   FHLMC #B11827<<                                                               4.50     01/01/2019          2,376,957
   4,358,843   FHLMC #B12454<<                                                               4.50     02/01/2019          4,128,661
   2,355,292   FHLMC #B14028<<                                                               4.50     05/01/2019          2,230,914
   1,921,358   FHLMC #B14859                                                                 4.50     05/01/2019          1,819,895
   4,981,848   FHLMC #B17430<<                                                               4.50     12/01/2019          4,718,766
     554,321   FHLMC #B19212                                                                 5.50     04/01/2020            545,842
   4,608,971   FHLMC #B19389<<                                                               5.50     05/01/2020          4,538,468
   2,689,988   FHLMC #E01279                                                                 5.50     01/01/2018          2,654,384
   6,731,572   FHLMC #E01497<<                                                               5.50     11/01/2018          6,638,606
  26,098,697   FHLMC #G02083<<                                                               4.50     07/01/2035         23,746,818
   1,218,632   FHLMC #G08083<<                                                               4.50     08/01/2035          1,108,815
   2,969,035   FHLMC #G11594                                                                 5.50     08/01/2019          2,927,809
   4,836,563   FHLMC #G11628<<                                                               4.50     11/01/2019          4,581,153
   7,843,119   FHLMC #G11658<<                                                               5.50     01/01/2020          7,727,460
  15,492,614   FHLMC #G11720<<                                                               4.50     08/01/2020         14,674,478
   3,715,148   FHLMC #G11881<<                                                               4.50     04/01/2020          3,518,958
  13,628,807   FHLMC #G11917<<                                                               4.50     08/01/2020         12,922,084

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  2,182,307   FHLMC #J02089<<                                                               5.50%    06/01/2020    $     2,148,925
   1,903,053   FHLMC #J02372<<                                                               5.50     05/01/2020          1,876,629
   1,892,105   FHLMC #J02373<<                                                               5.50     05/01/2020          1,865,833
   8,241,000   FHLMC SERIES 2631 CLASS MT                                                    3.50     01/15/2022          8,057,919
  15,686,000   FHLMC SERIES 2645 CLASS MK<<                                                  3.50     07/15/2022         15,271,763
     323,890   FHLMC SERIES 2727 CLASS PW                                                    3.57     06/15/2029            311,769
   4,562,420   FHLMC SERIES 2731 CLASS PK<<                                                  3.50     05/15/2026          4,422,155
   2,527,205   FHLMC SERIES 2736 CLASS DB<<                                                  3.30     11/15/2026          2,416,820
   6,120,911   FHLMC SERIES 2890 CLASS AP<<                                                  3.75     12/15/2011          5,924,104
   6,481,402   FHLMC SERIES 2893 CLASS PA<<                                                  4.00     04/15/2025          6,312,411
   4,206,552   FHLMC SERIES 2957 CLASS KJ<<                                                  4.50     10/15/2024          4,121,275
   3,192,115   FHLMC SERIES 2960 CLASS EH                                                    4.50     05/15/2024          3,131,135
   5,587,197   FHLMC SERIES 2963 CLASS WL<<                                                  4.50     07/15/2025          5,468,791
   3,983,259   FHLMC SERIES 2982 CLASS LC<<                                                  4.50     01/15/2025          3,899,525
   6,182,758   FHLMC SERIES 3035 CLASS DM<<                                                  5.50     11/15/2025          6,160,722
   8,825,000   FHLMC SERIES 3044 CLASS MD<<                                                  5.50     02/15/2035          8,441,965
   9,308,626   FHLMC SERIES 3059 CLASS CA<<                                                  5.00     03/15/2025          9,197,259
  22,293,000   FHLMC TBA%%                                                                   5.50     07/01/2021         21,923,783
  14,303,000   FHLMC TBA%%                                                                   6.50     08/01/2036         14,405,810
                                                                                                                        282,703,892
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.22%
  14,418,000   FNMA<<                                                                        6.00     05/15/2011         14,784,419
   7,751,530   FNMA #190337<<                                                                5.00     07/01/2033          7,302,025
   2,802,568   FNMA #254918<<                                                                4.50     09/01/2033          2,558,823
   2,671,049   FNMA #460667<<                                                                6.03     06/01/2017          2,724,725
   1,728,094   FNMA #461454<<                                                                5.04     08/01/2018          1,641,074
   4,103,399   FNMA #555531<<                                                                5.50     06/01/2033          3,967,126
   4,188,922   FNMA #678915<<                                                                5.50     01/01/2033          4,050,964
   5,691,827   FNMA #683901<<                                                                5.50     01/01/2033          5,504,372
  10,095,538   FNMA #688017<<                                                                5.50     03/01/2033          9,760,267
  17,629,675   FNMA #693471<<                                                                5.50     03/01/2033         17,044,196
   1,748,530   FNMA #699613<<                                                                5.50     06/01/2033          1,690,461
   1,797,886   FNMA #710654<<                                                                5.50     05/01/2033          1,738,178
   4,860,120   FNMA #712328<<                                                                5.50     05/01/2033          4,698,716
  46,281,295   FNMA #725424<<                                                                5.50     04/01/2034         44,744,298
   1,897,652   FNMA #725564                                                                  4.51     04/01/2009          1,849,248
   4,454,340   FNMA #734830<<                                                                4.50     08/01/2033          4,066,937
  14,494,411   FNMA #735212<<                                                                5.00     12/01/2034         13,637,279
   1,917,172   FNMA #745047                                                                  4.50     09/01/2035          1,750,432
   1,332,740   FNMA #745295<<                                                                4.65     10/01/2012          1,284,532
   4,224,113   FNMA #745390+/-<<                                                             5.24     02/01/2036          4,187,397
   2,271,362   FNMA #747539<<                                                                5.50     11/01/2033          2,195,930
   6,662,517   FNMA #762872<<                                                                4.50     10/01/2033          6,083,064
   2,847,444   FNMA #815422<<                                                                4.50     02/01/2035          2,589,911
   3,980,590   FNMA #815426<<                                                                4.50     02/01/2035          3,628,255
   3,730,617   FNMA #839193+/-<<                                                             5.00     12/01/2035          3,669,920
   6,049,072   FNMA #845566+/-<<                                                             5.00     01/01/2036          5,955,195
   8,145,243   FNMA #848005+/-<<                                                             5.11     12/01/2035          8,034,540

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  2,433,918   FNMA #850840+/-<<                                                             5.33%    12/01/2035    $     2,396,281
   3,690,970   FNMA #865850+/-<<                                                             5.83     03/01/2036          3,677,273
   1,173,539   FNMA #870567+/-<<                                                             5.52     04/01/2036          1,159,062
   2,012,939   FNMA SERIES 2003-113 CLASS PN<<                                               3.50     02/25/2013          1,962,537
   9,201,938   FNMA SERIES 2003-63 CLASS QP<<                                                3.50     10/25/2031          8,456,513
  14,296,569   FNMA SERIES 2003-76 CLASS DE<<                                                4.00     09/25/2031         13,246,526
   6,966,031   FNMA SERIES 2003-92 CLASS KQ<<                                                3.50     06/25/2023          6,777,654
     454,000   FNMA SERIES 2003-92 CLASS NM                                                  3.50     04/25/2013            442,975
   4,936,793   FNMA SERIES 2005-45 CLASS BA<<                                                4.50     11/25/2014          4,873,434
  19,450,215   FNMA SERIES 2005-51 CLASS KC<<                                                4.50     01/25/2025         19,016,810
   9,628,697   FNMA SERIES 2005-65 CLASS WG<<                                                4.50     08/25/2026          9,435,762
  20,202,738   FNMA SERIES 2005-77 CLASS BX<<                                                4.50     07/25/2028         19,766,540
  36,583,000   FNMA TBA%%                                                                    5.50     06/01/2032         35,222,551
  34,781,000   FNMA TBA%%                                                                    5.50     07/01/2033         33,465,861
   6,018,000   FNMA TBA%%                                                                    6.50     07/01/2033          6,065,013
  19,826,000   FNMA TBA%%                                                                    6.00     06/01/2034         19,578,175
                                                                                                                        366,685,251
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.42%
   1,585,179   GNMA #3402                                                                    5.00     06/20/2033          1,499,492
   8,518,521   GNMA #782052<<                                                                6.00     04/15/2034          8,495,133
   6,616,390   GNMA #782083<<                                                                6.50     07/20/2035          6,707,036
   1,177,314   GNMA SERIES 2006-3 CLASS A                                                    4.21     01/16/2028          1,135,095
  35,765,000   GNMA TBA%%                                                                    6.50     06/01/2036         36,141,641
                                                                                                                         53,978,397
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $716,401,965)                                                                             705,719,126
                                                                                                                    ---------------

US TREASURY SECURITIES - 12.67%

US TREASURY BONDS - 5.99%
  43,915,000   US TREASURY BOND<<                                                            6.25     08/15/2023         48,248,181
  14,841,000   US TREASURY BOND<<                                                            6.00     02/15/2026         16,000,453
  16,227,000   US TREASURY BOND<<                                                            6.25     05/15/2030         18,273,127
   1,540,000   US TREASURY BOND<<                                                            5.38     02/15/2031          1,557,565
  11,662,000   US TREASURY BOND<<                                                            4.50     02/15/2036         10,419,274
                                                                                                                         94,498,600
                                                                                                                    ---------------

US TREASURY NOTES - 6.68%
     159,000   US TREASURY NOTE<<                                                            4.63     02/29/2008            157,863
  21,418,000   US TREASURY NOTE<<                                                            4.88     04/30/2008         21,352,739
   7,381,000   US TREASURY NOTE<<                                                            4.38     12/15/2010          7,184,363
   8,435,000   US TREASURY NOTE<<                                                            4.25     01/15/2011          8,161,520
   3,441,000   US TREASURY NOTE<<                                                            4.50     02/28/2011          3,363,041
  20,658,000   US TREASURY NOTE<<                                                            4.75     03/31/2011         20,398,164
   5,243,000   US TREASURY NOTE<<                                                            4.88     04/30/2011          5,204,291
  10,584,000   US TREASURY NOTE                                                              4.88     05/31/2011         10,511,235
   2,899,000   US TREASURY NOTE<<                                                            4.25     11/15/2014          2,728,458
   8,133,000   US TREASURY NOTE<<                                                            4.50     11/15/2015          7,747,000

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
US TREASURY NOTES (CONTINUED)
$  3,656,000   US TREASURY NOTE<<                                                            4.50%    02/15/2016    $     3,479,627
  15,239,000   US TREASURY NOTE<<                                                            5.13     05/15/2016         15,250,902
                                                                                                                        105,539,203
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $207,418,594)                                                                        200,037,803
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 49.27%

COLLATERAL INVESTED IN OTHER ASSETS - 49.27%
     673,285   ABBEY NATIONAL TREASURY SERVICE+/-++                                          5.15     01/16/2007            673,891
   9,990,677   AMERICAN EXPRESS BANK FSB+/-                                                  5.04     01/26/2007          9,990,177
   6,298,470   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.11     06/15/2007          6,301,493
  14,218,470   AQUIFER FUNDING LIMITED++                                                     5.03     06/07/2006         14,206,669
   5,429,716   ATLAS CAPITAL FUNDING CORPORATION+/-++                                        4.98     11/10/2006          5,429,716
   4,343,772   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.06     04/25/2007          4,343,468
   3,364,252   ATOMIUM FUNDING CORPORATION++                                                 4.87     06/07/2006          3,361,459
  30,585,371   ATOMIUM FUNDING CORPORATION                                                   5.06     06/15/2006         30,525,729
   1,473,408   ATOMIUM FUNDING CORPORATION++                                                 5.08     06/19/2006          1,469,724
  57,554,985   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $57,563,155)      5.11     06/01/2006         57,554,985
   1,151,100   BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.18     06/19/2006          1,151,077
  21,718,862   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE $21,721,945)  5.11     06/01/2006         21,718,862
     816,412   BETA FINANCE INCORPORATED SERIES MTN+/-++                                     5.14     06/02/2006            816,412
  28,473,429   BHP BILLITON FINANCE USA LIMITED                                              5.05     06/12/2006         28,429,864
  73,689,864   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $73,700,323)                 5.11     06/01/2006         73,689,864
   2,171,886   BUCKINGHAM CDO LLC++                                                          5.07     06/26/2006          2,164,306
  10,859,431   BUCKINGHAM CDO LLC                                                            5.06     07/24/2006         10,778,420
   8,687,545   CAIRN HIGH GRADE FUNDING I LLC                                                5.02     06/01/2006          8,687,545
   3,149,235   CAIRN HIGH GRADE FUNDING I LLC++                                              4.97     06/09/2006          3,145,739
   9,556,299   CAIRN HIGH GRADE FUNDING I LLC                                                5.04     06/12/2006          9,541,678
   5,429,716   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/14/2006          5,419,888
   4,778,150   CAIRN HIGH GRADE FUNDING I LLC++                                              5.04     06/15/2006          4,768,832
   4,778,150   CAIRN HIGH GRADE FUNDING I LLC                                                5.09     06/27/2006          4,760,805
     152,032   CAIRN HIGH GRADE FUNDING I LLC                                                5.15     07/11/2006            151,181
     434,377   CC USA INCORPORATED SERIES MTN+/-++                                           5.07     07/14/2006            434,382
   2,637,104   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.00     06/02/2006          2,636,735
   6,698,097   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.98     06/05/2006          6,694,346
   1,572,011   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.06     06/09/2006          1,570,266
     640,055   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           5.07     06/19/2006            638,455
   8,185,405   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/21/2006          8,162,649
   8,654,967   CEDAR SPRINGS CAPITAL COMPANY LLC++                                           4.89     06/22/2006          8,629,694
   8,904,734   CEDAR SPRINGS CAPITAL COMPANY LLC                                             5.09     06/23/2006          8,877,396
   1,487,308   CEDAR SPRINGS CAPITAL COMPANY LLC                                             4.97     06/26/2006          1,482,117
   4,691,274   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                               5.05     06/13/2006          4,691,274
     597,269   CREDIT SUISSE FIRST BOSTON+/-                                                 5.21     06/19/2006            597,263
   1,628,915   CULLINAN FINANCE CORPORATION++                                                5.07     06/02/2006          1,628,687
  21,924,974   DEER VALLEY FUNDING LLC++                                                     5.04     06/26/2006         21,848,456
  16,809,531   DEER VALLEY FUNDING LLC                                                       5.08     06/27/2006         16,748,512
     705,863   DNB NOR BANK ASA                                                              5.08     07/05/2006            702,503
     271,486   EUREKA SECURITIZATION INCORPORATED++                                          5.06     06/23/2006            270,652
      81,663   FALCON ASSET SECURITIZATION CORPORATION                                       4.91     06/15/2006             81,504

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 21,718,862   FCAR OWNER TRUST SERIES II                                                    5.04%    06/22/2006    $    21,655,443
     217,189   FCAR OWNER TRUST SERIES II                                                    5.29     10/03/2006            213,357
  10,859,431   FIVE FINANCE INCORPORATED+/-++                                                5.12     01/25/2007         10,863,666
     723,455   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.20     08/15/2006            715,772
  21,718,862   FOX TROT CDO LIMITED                                                          5.06     06/26/2006         21,643,064
   3,475,018   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.16     06/16/2006          3,475,018
   2,608,435   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                 5.06     09/18/2006          2,609,505
   5,948,796   GEORGE STREET FINANCE LLC++                                                   5.03     06/08/2006          5,943,026
  11,076,620   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.16     06/30/2006         11,076,620
   5,429,716   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.21     08/16/2006          5,429,716
     352,932   GOLDMAN SACHS GROUP INCORPORATED+/-                                           5.34     08/18/2006            353,041
     194,384   GRAMPIAN FUNDING LIMITED                                                      4.85     07/03/2006            193,513
   2,606,263   HARRIER FINANCE FUNDING LLC                                                   5.04     06/29/2006          2,596,099
   1,585,477   HBOS TREASURY SERVICES PLC+/-++                                               4.98     06/30/2006          1,585,287
  18,243,844   ING USA ANNUITY & LIFE INSURANCE+/-                                           5.22     06/06/2006         18,243,844
  32,578,294   JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
               (MATURITY VALUE $32,582,918)                                                  5.11     06/01/2006         32,578,294
   1,088,332   K2 USA LLC SERIES MTN+/-++                                                    5.13     07/24/2006          1,088,441
  13,900,072   KAUPTHING BANK HF+/-++                                                        5.14     03/20/2007         13,882,280
     794,042   KLIO FUNDING CORPORATION++                                                    5.06     06/22/2006            791,723
     393,546   KLIO FUNDING CORPORATION++                                                    5.14     07/26/2006            390,496
   3,435,924   KLIO II FUNDING CORPORATION++                                                 4.98     06/30/2006          3,422,043
     434,377   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                          4.98     06/02/2006            434,377
  14,718,004   LEXINGTON PARKER CAPITAL CORPORATION++                                        5.07     06/02/2006         14,715,944
  10,859,431   LIQUID FUNDING LIMITED++                                                      5.09     06/30/2006         10,815,559
   5,864,093   LIQUID FUNDING LIMITED+/-++                                                   5.06     08/14/2006          5,864,093
   7,601,602   LIQUID FUNDING LIMITED+/-++                                                   4.99     12/01/2006          7,601,602
   1,194,537   MERRILL LYNCH & COMPANY+/-                                                    5.09     06/06/2006          1,194,537
  15,203,204   MORGAN STANLEY+/-                                                             5.13     10/10/2006         15,203,204
  10,859,431   MORGAN STANLEY+/-                                                             5.13     10/30/2006         10,859,431
   3,339,275   MORGAN STANLEY SERIES EXL+/-                                                  5.11     08/13/2010          3,340,143
     325,783   NATIONWIDE BUILDING SOCIETY+/-++                                              5.20     07/21/2006            325,809
     561,867   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     4.57     06/15/2006            560,771
     463,698   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.06     06/19/2006            462,538
   1,817,869   NORTH SEA FUNDING LLC                                                         4.97     06/21/2006          1,812,815
   2,427,083   OLD LINE FUNDING CORPORATION++                                                5.02     06/15/2006          2,422,350
     138,566   PERRY GLOBAL FUNDING LLC                                                      4.80     06/12/2006            138,354
     658,299   PERRY GLOBAL FUNDING LLC SERIES A                                             5.07     06/23/2006            656,278
     195,470   PERRY GLOBAL FUNDING LLC SERIES A++                                           5.17     08/10/2006            193,531
   9,980,903   RACERS TRUST 2004-6-MM+/-++                                                   5.10     05/22/2006          9,982,800
   1,008,841   REGENCY MARKETS LLC                                                           5.05     06/13/2006          1,007,156
  10,859,431   REGENCY MARKETS LLC++                                                         5.05     06/15/2006         10,838,255
   5,429,716   ROYAL BANK OF SCOTLAND PLC+/-++                                               5.22     11/24/2006          5,431,942
     687,402   ROYAL BANK OF SCOTLAND PLC+/-                                                 5.22     11/24/2006            687,684
   5,429,716   SEDNA FINANCE INCORPORATED+/-++                                               4.83     12/08/2006          5,430,313
   4,343,772   SLM CORPORATION+/-++                                                          5.08     05/04/2007          4,343,425
   2,720,722   TANGO FINANCE CORPORATION SERIES MTN+/-++                                     5.13     10/25/2006          2,721,511

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2006
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    206,981   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                             4.93%    06/06/2006    $       206,836
  13,569,076   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                               4.91     06/26/2006         13,521,720
   1,898,011   THUNDER BAY FUNDING INCORPORATED++                                            5.13     07/07/2006          1,888,445
     262,798   TICONDEROGA FUNDING LLC                                                       5.07     06/01/2006            262,798
  26,062,635   TIERRA ALTA FUNDING I LIMITED                                                 5.04     06/15/2006         26,011,813
  21,718,862   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                     5.26     07/11/2006         21,718,862
   4,174,148   TRAVELERS INSURANCE COMPANY+/-                                                5.15     02/09/2007          4,174,065
  10,859,431   UNICREDITO ITALIANO NEW YORK SERIES+/-                                        4.92     06/30/2006         10,856,163
   5,429,716   UNICREDITO ITALIANO SERIES LIB+/-++                                           5.09     03/09/2007          5,430,041
   5,429,716   VERSAILLES CDS LLC                                                            5.07     06/21/2006          5,414,621
   5,429,716   VERSAILLES CDS LLC                                                            5.02     06/26/2006          5,410,766
   3,322,986   VERSAILLES CDS LLC                                                            5.05     06/27/2006          3,310,924
     456,096   VERSAILLES CDS LLC++                                                          5.05     06/28/2006            454,381
   2,644,923   WHISTLEJACKET CAPITAL LIMITED                                                 5.03     06/26/2006          2,635,692
     259,540   WHITE PINE FINANCE LLC                                                        5.14     08/04/2006            257,186
   5,646,904   WHITE PINE FINANCE LLC SERIES MTN1+/-++                                       5.07     06/12/2006          5,646,961
     152,901   YORKTOWN CAPITAL LLC                                                          5.16     07/06/2006            152,152
                                                                                                                        777,924,771
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $777,924,771)                                                             777,924,771
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 5.90%
  14,162,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $14,163,998)                         5.08     06/01/2006         14,162,000
  29,000,000   COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $29,004,092)                                       5.08     06/01/2006         29,000,000
  50,000,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $50,007,056)                                       5.08     06/01/2006         50,000,000
                                                                                                                         93,162,000
                                                                                                                    ---------------

TOTAL REPURCHASE AGREEMENTS (COST $93,162,000)                                                                           93,162,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,595,658,959)*                      162.27%                                                                 $ 2,562,782,007
OTHER ASSETS AND LIABILITIES, NET           (62.27)                                                                    (983,474,524)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $ 1,579,307,483
                                            ======                                                                  ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,598,317,279 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                               $     149,615
      GROSS UNREALIZED DEPRECIATION                                 (35,684,887)
                                                                  -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                  $ (35,535,272)

+    NON-INCOME EARNING SECURITIES.

PORTFOLIO OF INVESTMENTS--MAY 31, 2006   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          INTEREST
PRINCIPAL      SECURITY NAME                                                                RATE    MATURITY DATE        VALUE
SCHEDULE OF TBA SALE COMMITMENTS - (1.10%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - (1.10%)
$(12,035,000)  FHLMC TBA%%+                                                                  4.50%    06/01/2034    $   (10,936,806)
  (6,867,000)  FNMA TBA%%+                                                                   5.00     07/01/2036         (6,439,955)
                                                                                                                        (17,376,761)
                                                                                                                    ---------------

TOTAL TBA SALE COMMITMENTS (TOTAL PROCEED $(17,466,517))                                                            $   (17,376,761)
                                                                                                                    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            STATEMENTS OF ASSETS AND LIABILITIES
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                           --MAY 31, 2006
--------------------------------------------------------------------------------

                                                                   INFLATION-           MANAGED                               TOTAL
                                                                    PROTECTED             FIXED            STABLE            RETURN
                                                                         BOND            INCOME            INCOME              BOND
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................   $  241,772,982    $  941,803,277    $  618,368,257    $1,784,857,236
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................      118,515,572       382,836,389       141,530,970       777,924,771
  INVESTMENTS IN AFFILIATES ................................          962,401           475,750        30,333,185                 0
                                                               --------------    --------------    --------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........      361,250,955     1,325,115,416       790,232,412     2,562,782,007
                                                               --------------    --------------    --------------    --------------
  CASH .....................................................                0           366,001           104,500           100,472
  RECEIVABLE FOR INVESTMENTS SOLD ..........................        3,295,569           139,922            44,742       390,041,489
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................        1,872,300         8,307,068         3,495,778        10,692,742
  UNREALIZED APPRECIATION ON INTEREST RATE SWAPS ...........                0                 0           334,634                 0
                                                               --------------    --------------    --------------    --------------
TOTAL ASSETS ...............................................      366,418,824     1,333,928,407       794,212,066     2,963,616,710
                                                               --------------    --------------    --------------    --------------
LIABILITIES
  TBA SALES COMMITMENTS, AT FAIR VALUE .....................                0                 0                 0        17,376,761
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..                0           209,844            28,813                 0
  PAYABLE FOR INVESTMENTS PURCHASED ........................                0         2,718,262           986,810       588,733,136
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....          100,105           134,381           225,080           241,802
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..            2,952             3,266             3,266             3,267
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................      118,515,572       382,836,389       141,530,970       777,924,771
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................           77,695            35,214            39,498            29,490
                                                               --------------    --------------    --------------    --------------
TOTAL LIABILITIES ..........................................      118,696,324       385,937,356       142,814,437     1,384,309,227
                                                               --------------    --------------    --------------    --------------
TOTAL NET ASSETS ...........................................   $  247,722,500    $  947,991,051    $  651,397,629    $1,579,307,483
                                                               ==============    ==============    ==============    ==============
INVESTMENTS AT COST ........................................   $  370,481,952    $1,344,657,124    $  796,629,158    $2,595,658,959
                                                               ==============    ==============    ==============    ==============
SECURITIES ON LOAN, AT MARKET VALUE ........................   $  115,834,020    $  374,067,997    $  138,393,470    $  759,544,297
                                                               ==============    ==============    ==============    ==============

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE YEAR ENDED MAY 31, 2006          WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   INFLATION-           MANAGED                               TOTAL
                                                                    PROTECTED             FIXED            STABLE            RETURN
                                                                         BOND            INCOME            INCOME              BOND
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ................................................   $    9,120,960    $   46,260,219    $   29,678,549    $   62,088,494
   INCOME FROM AFFILIATED SECURITIES .......................          323,977           618,159           803,124                 0
   SECURITIES LENDING INCOME, NET ..........................           59,391           226,336            69,646           685,560
                                                               --------------    --------------    --------------    --------------
TOTAL INVESTMENT INCOME ....................................        9,504,328        47,104,714        30,551,319        62,774,054
                                                               --------------    --------------    --------------    --------------
EXPENSES

   ADVISORY FEES ...........................................          889,310         3,863,991         2,837,056         5,152,229
   CUSTODY FEES ............................................           39,483           180,700           129,353           257,799
   PROFESSIONAL FEES .......................................           28,841            33,630            37,851            42,369
   SHAREHOLDER REPORTS .....................................           54,454             5,000             4,000            23,446
   TRUSTEES' FEES ..........................................            7,792             7,792             7,792             7,792
   OTHER FEES AND EXPENSES .................................           10,363            11,710            12,284            35,243
                                                               --------------    --------------    --------------    --------------
TOTAL EXPENSES .............................................        1,030,243         4,102,823         3,028,336         5,518,878
                                                               --------------    --------------    --------------    --------------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............               (2)       (2,399,088)         (195,173)                0
   NET EXPENSES ............................................        1,030,241         1,703,735         2,833,163         5,518,878
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS) ...............................        8,474,087        45,400,979        27,718,156        57,255,176
                                                               --------------    --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION .............................................       (2,204,635)        3,418,321          (547,003)      (31,310,671)
   FUTURES TRANSACTIONS ....................................           97,321        (3,459,316)         (316,385)                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....                0            11,021            14,961                 0
                                                               --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........       (2,107,314)          (29,974)         (848,427)      (31,310,671)
                                                               --------------    --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION .............................................       (9,230,997)      (37,412,454)       (8,314,000)      (32,876,953)
   FUTURES TRANSACTIONS ....................................                0          (447,084)         (395,657)                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....                0                 0           308,471            89,756
                                                               --------------    --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
INVESTMENTS ................................................       (9,230,997)      (37,859,538)       (8,401,186)      (32,787,197)
                                                               ==============    ==============    ==============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....      (11,338,311)      (37,889,512)       (9,249,613)      (64,097,868)
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS .................................................   $   (2,864,224)   $    7,511,467    $   18,468,543    $   (6,842,692)
                                                               ==============    ==============    ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         INFLATION-PROTECTED           MANAGED FIXED INCOME
                                                                           BOND PORTFOLIO                   PORTFOLIO
                                                                         -------------------    ----------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                                MAY 31, 2006       MAY 31, 2006       MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................     $             0    $   678,493,240    $   673,965,279

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................           8,474,087         45,400,979         31,767,817
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................          (2,107,314)           (29,974)           491,050
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           (9,230,997)       (37,859,538)        13,555,617
                                                                             ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........          (2,864,224)         7,511,467         45,814,484
                                                                             ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ......................................................         305,291,767        469,237,714        147,339,080
    DIVIDEND REINVESTED ................................................                 500                  0                  0
    WITHDRAWALS ........................................................         (54,705,543)      (207,251,370)      (188,625,603)
                                                                             ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ................................................         250,586,724        261,986,344        (41,286,523)
                                                                             ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................         247,722,500        269,497,811          4,527,961
                                                                             ---------------    ---------------    ---------------
ENDING NET ASSETS ......................................................     $   247,722,500    $   947,991,051    $   678,493,240
                                                                             ===============    ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------


                                                                                     STABLE INCOME                TOTAL RETURN
                                                                                       PORTFOLIO                 BOND PORTFOLIO
                                                                           ----------------------------------    ---------------
                                                                                   FOR THE            FOR THE            FOR THE
                                                                                YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                                              MAY 31, 2006       MAY 31, 2005       MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $   664,357,757    $   965,744,432    $             0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................        27,718,156         16,753,299         57,255,176
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................          (848,427)        (1,549,549)       (31,310,671)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         (8,401,186)         3,714,842        (32,787,197)
                                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........        18,468,543         18,918,592         (6,842,692)
                                                                           ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
--------------------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ......................................................        80,343,927        108,044,764      1,798,769,328
    DIVIDEND REINVESTED ................................................                 0                  0                500
    WITHDRAWALS ........................................................      (111,772,598)      (428,350,031)      (212,619,653)
                                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ................................................       (31,428,671)      (320,305,267)     1,586,150,175
                                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................       (12,960,128)      (301,386,675)     1,579,307,483
                                                                           ---------------    ---------------    ---------------
ENDING NET ASSETS ......................................................   $   651,397,629    $   664,357,757    $ 1,579,307,483
                                                                           ===============    ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                     ------------------------------------------------------------                      PORTFOLIO
                                     NET INVESTMENT          GROSS       EXPENSES             NET          TOTAL        TURNOVER
                                      INCOME (LOSS)       EXPENSES         WAIVED        EXPENSES         RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JULY 25, 2005(3) TO MAY 31, 2006 .             4.29%          0.52%          0.00%           0.52%          0.00%             47%

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005  TO MAY 31, 2006 .....            5.02%          0.45%         (0.27)%          0.19%          0.12%             25%
JUNE 1, 2004 TO MAY 31, 2005 ......            4.70%          0.49%         (0.14)%          0.35%          7.02%             53%
JUNE 1, 2003 TO MAY 31, 2004 ......            5.10%          0.53%         (0.28)%          0.25%          1.45%             50%
JUNE 1, 2002 TO MAY 31, 2003 ......            5.49%          0.54%         (0.19)%          0.35%         11.36%             44%
JUNE 1, 2001 TO MAY 31, 2002 ......            5.87%          0.54%         (0.19)%          0.35%          8.37%             65%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005  TO MAY 31, 2006 .....            4.29%          0.47%         (0.03)%          0.44%          2.91%             23%
JUNE 1, 2004 TO MAY 31, 2005 ......            2.06%          0.48%         (0.12)%          0.36%          2.47%             43%
JUNE 1, 2003 TO MAY 31, 2004 ......            2.00%          0.52%         (0.13)%          0.39%          0.88%             92%
JUNE 1, 2002 TO MAY 31, 2003 ......            2.63%          0.54%          0.00%           0.54%          3.32%             45%
JUNE 1, 2001 TO MAY 31, 2002 ......            3.62%          0.55%          0.00%           0.55%          3.99%             81%

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JULY 25, 2005(3)  TO MAY 31, 2006 .            4.44%          0.43%          0.00%           0.43%         (0.16)%           704%(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Portfolio turnover ratio excluding TBAs is 431%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2006, the Trust has 19 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

      Effective at the close of business on July 8, 2005, the Managed Fixed Income Portfolio acquired substantially all of the net assets of the Strategic Value Bond Portfolio through a tax-free exchange. Units of beneficial interests and net assets of the Strategic Value Bond and Managed Fixed Income Portfolios were 13,637,230 and $228,031,374 and 39,573,330 and $682,458,603, respectively, immediately before the reorganization. Units of beneficial interest and net assets of the Managed Fixed Income Portfolio, the accounting survivor, were 52,796,052 and $910,489,977 immediately after the reorganization. The following is a summary of beneficial interests and net assets immediately before and after the reorganization held by the investing Funds in the respective portfolios:

                                                         BEFORE REORGANIZATION                AFTER REORGANIZATION
                                              --------------------------------------------    --------------------
                                              Strategic Value Bond    Managed Fixed Income    Managed Fixed Income
Portfolio                                          Portfolio               Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------
   Beneficial Interests:
------------------------------------------------------------------------------------------------------------------
     STRATEGIC INCOME FUND                           2,515,721               7,305,512               9,744,572
------------------------------------------------------------------------------------------------------------------
     MODERATE BALANCED FUND                          2,509,856               7,289,794               9,723,561
------------------------------------------------------------------------------------------------------------------
     GROWTH BALANCED FUND                            6,914,101              20,048,999              26,752,901
------------------------------------------------------------------------------------------------------------------
     DIVERSIFIED BOND FUND                           1,316,826               3,821,995               5,098,830
------------------------------------------------------------------------------------------------------------------
     STRATEGIC GROWTH ALLOCATION FUND                  380,726               1,107,030               1,476,188
------------------------------------------------------------------------------------------------------------------
   Net Assets:
------------------------------------------------------------------------------------------------------------------
     STRATEGIC INCOME FUND                        $ 42,061,662            $125,983,859            $168,045,521
------------------------------------------------------------------------------------------------------------------
     MODERATE BALANCED FUND                         41,970,426             125,712,306             167,682,732
------------------------------------------------------------------------------------------------------------------
     GROWTH BALANCED FUND                          115,614,900             345,763,423             461,378,323
------------------------------------------------------------------------------------------------------------------
     DIVERSIFIED BOND FUND                          22,018,218              65,908,122              87,926,340
------------------------------------------------------------------------------------------------------------------
     STRATEGIC GROWTH ALLOCATION FUND                6,366,168              19,090,893              25,457,061
------------------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)            5,607,779              15,786,660              21,394,439
------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2006, the following Funds held futures contracts:

                                                                            Notional     Net Unrealized
                                                           Expiration       Contract      Appreciation
Portfolio             Contracts           Type                Date           Amount      (Depreciation)
-------------------------------------------------------------------------------------------------------
MANAGED FIXED
 INCOME PORTFOLIO      600 Long     U.S. 5 Year Notes    September 2006    62,379,264      $(213,643)
-------------------------------------------------------------------------------------------------------
                       170 Long    U.S. 10 Year Notes    September 2006    17,944,297       (107,579)
-------------------------------------------------------------------------------------------------------
                        60 Long        U.S. Long Bond    September 2006     6,406,875        (33,750)
-------------------------------------------------------------------------------------------------------
STABLE
 INCOME PORTFOLIO       35 Long         90 Days Euros      March 2007       8,399,563       (121,188)
-------------------------------------------------------------------------------------------------------
                        25 Long         90 Days Euros      June 2006        6,036,563       (118,906)
-------------------------------------------------------------------------------------------------------
                        35 Long         90 Days Euros      June 2007        8,391,688       (111,125)
-------------------------------------------------------------------------------------------------------
                        25 Long         90 Days Euros    September 2006     6,027,813       (116,875)
-------------------------------------------------------------------------------------------------------
                         4 Long         90 Days Euros    September 2007       958,150        (11,700)
-------------------------------------------------------------------------------------------------------
                        31 Long         90 Days Euros    September 2007     7,426,438        (91,450)
-------------------------------------------------------------------------------------------------------
                        35 Long         90 Days Euros    December 2006      8,406,563       (132,125)

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

TBA SALE COMMITMENTS

      The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended May 31, 2006, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of May 31, 2006, the following Funds had open swap contracts:

                                                                                                 Net
                 Swap Counter      Notional    Interest Rate/   Interest Rate/   Maturity    Unrealized
Portfolio            Party        Principal    Index Received     Index Paid       Date      Gain/(Loss)
--------------------------------------------------------------------------------------------------------
STABLE INCOME
PORTFOLIO       Lehman Brothers   15,000,000   USD LIBOR BBA        5.60%        25-Jul-07   334,634
--------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2006, are shown on the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                      Subadvisory
                                             Advisory Fees**                                          Fees (% of
                         Average Daily        (% of Average                       Average Daily      Average Daily
Portfolio                  Net Assets       Daily Net Assets)    Subadviser         Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED    First $500 million         0.450            Wells        First $100 million       0.200
BOND PORTFOLIO*         Next $500 million         0.400           Capital        Next $200 million       0.175
                          Next $2 billion         0.350          Management      Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated     Over $500 million       0.100
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED          First $500 million         0.450           Galliard      First $500 million       0.100
INCOME PORTFOLIO        Next $500 million         0.400           Capital          Next $1 billion       0.050
                          Next $2 billion         0.350          Management      Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
STABLE INCOME          First $500 million         0.450           Galliard      First $500 million       0.100
PORTFOLIO               Next $500 million         0.400           Capital          Next $1 billion       0.050
                          Next $2 billion         0.350          Management      Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN           First $500 million         0.450            Wells        First $100 million       0.200
BOND PORTFOLIO*         Next $500 million         0.400           Capital        Next $200 million       0.175
                          Next $2 billion         0.350          Management      Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated     Over $500 million       0.100
                          Over $5 billion         0.300

* EFFECTIVE JANUARY 1, 2006. PRIOR TO JANUARY 1, 2006, THE INVESTMENT SUBADVISER WAS ENTITLED TO BE PAID A MONTHLY FEE AT THE FOLLOWING RATES:

                                                                                           Subadvisory Fees
                                                                                             (% of Average
Fund                                        Subadviser          Average Daily Net Assets   Daily Net Assets)
------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO   Wells Capital Management      First $400 million            0.150
                                           Incorporated             Next $400 million            0.125
                                                                    Over $800 million            0.100
------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO          Wells Capital Management      First $400 million            0.150
                                           Incorporated             Next $400 million            0.125
                                                                    Over $800 million            0.100

** FOR THE INFLATION-PROTECTED BOND PORTFOLIO AND TOTAL RETURN BOND PORTFOLIO ADVISORY FEES ARE EFFECTIVE JULY 25, 2005.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Portfolio                                                      Daily Net Assets)
--------------------------------------------------------------------------------
ALL PORTFOLIOS                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2006, were as follows:

Portfolio                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO              $  242,313,496    $   96,443,444
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                     408,606,567       223,549,998
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                            284,477,284       141,551,759
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                     11,528,671,847    10,860,769,441

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2006, and the related statements of operations for the year or periods then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2006, the results of their operations for the year or periods then ended, and changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.


                                             /s/ KPMG LLP

Philadelphia, Pennsylvania
July 21, 2006

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site ( WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                      POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee, since 1987      Chair of Finance, Wake Forest       None
63                                             University, since 2006. Benson-
                                               Pruitt Professorship, Wake
                                               Forest University, Calloway
                                               School of Business and
                                               Accountancy, since 1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee, since 1998      Chairman, CEO, and Co-              None
63                    (Chairman, since 2005)   Founder of Crystal Geyser
                                               Water Company, and President
                                               of Crystal Geyser Roxane Water
                                               Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach      Trustee, since 1987      Retired. Prior thereto, President   None
72                                             of Richard M. Leach Associates
                                               (a financial consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell    Trustee, since 2006      Professor of Insurance and Risk     None
53                                             Management, Wharton School,
                                               University of Pennsylvania.
                                               Director of the Boettner Center
                                               on Pensions and Retirement.
                                               Research Associate and Board
                                               Member, Penn Aging Research
                                               Center. Research Associate,
                                               National Bureau of Economic
                                               Research.
------------------------------------------------------------------------------------------------------
Timothy J. Penny      Trustee, since 1996      Senior Counselor to the public      None
54                                             relations firm of Himle-Horner,
                                               and Senior Fellow at the
                                               Humphrey Institute,
                                               Minneapolis, Minnesota (a public
                                               policy organization).
------------------------------------------------------------------------------------------------------
Donald C. Willeke     Trustee, since 1996      Principal of the law firm of        None
65                                             Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                      POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse       Trustee, since 1987      Private Investor/Real Estate        None
61                                             Developer. Prior thereto,
                                               Chairman of White Point
                                               Capital, LLC until 2005.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                      POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch      President, since 2003    Executive Vice President of         None
47                                             Wells Fargo Bank, N.A. and
                                               President of Wells Fargo Funds
                                               Management, LLC. Senior Vice
                                               President and Chief
                                               Administrative Officer of Wells
                                               Fargo Funds Management, LLC
                                               from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman      Secretary, since 2000    Vice President and Managing         None
46                                             Senior Counsel of Wells Fargo
                                               Bank, N.A. and Senior Vice
                                               President and Secretary of Wells
                                               Fargo Funds Management, LLC.
                                               Vice President and Senior
                                               Counsel of Wells Fargo Bank,
                                               N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen        Treasurer, since 2006    Vice President of Wells Fargo       None
32                                             Bank, N.A. and Vice President
                                               of Financial Operations for
                                               Wells Fargo Funds Management,
                                               LLC. Vice President and Group
                                               Finance Officer of Wells Fargo
                                               Bank, N.A. Auto Finance Group
                                               from 2004 to 2006. Vice
                                               President of Portfolio Risk
                                               Management for Wells Fargo
                                               Bank, N.A. Auto Finance Group
                                               in 2004. Vice President of
                                               Portfolio Research and Analysis
                                               for Wells Fargo Bank, N.A. Auto
                                               Finance Group from 2001 to
                                               2004. Director of Small Business
                                               Services Risk Management for
                                               American Express Travel Related
                                               Services from 2000 to 2001.
------------------------------------------------------------------------------------------------------
Dorothy A. Peters     Chief Compliance         Chief Compliance Officer of         None
44                    Officer, since 2004      Wells Fargo Funds Management,
                                               LLC since 2004 and Compliance
                                               Officer of Wells Fargo Funds
                                               Management, LLC from 1999 to
                                               2002. In 2002 Ms. Peters left
                                               Wells Fargo Funds Management, LLC
                                               to pursue personal goals.
------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of May 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS: DIVERSIFIED BOND FUND, HIGH YIELD BOND FUND, INCOME PLUS FUND, INFLATION-PROTECTED BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, SHORT DURATION GOVERNMENT BOND FUND, STABLE INCOME FUND, STRATEGIC INCOME FUND, TOTAL RETURN BOND FUND, ULTRA-SHORT DURATION BOND FUND, INFLATION-PROTECTED BOND PORTFOLIO, MANAGED FIXED INCOME PORTFOLIO, STABLE INCOME PORTFOLIO, AND TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio and Total Return Bond Portfolio; (ii) investment subadvisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Strategic Income Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio and Total Return Bond Portfolio; (iii) investment subadvisory agreements with Galliard Capital Management, Inc. ("Galliard") for the Diversified Bond Fund, Managed Fixed Income Portfolio, Stable Income Fund and Stable Income Portfolio; (iv) an investment subadvisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Bond Fund; and (v) an investment subadvisory agreement with Smith Asset Management, L.P. ("Smith") for the Diversified Bond Fund. The investment advisory agreements with Funds Management and the investment subadvisory agreements with Wells Capital Management, Galliard, Peregrine and Smith (the "Subadviserss"), are collectively referred to as the "Advisory Agreements." The funds and portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on March 31, 2006, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers, and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Diversified Bond Fund is a gateway blended fund that invests all of its assets in the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio and Total Return Bond Portfolio and the Inflation-Protected Bond Fund, Stable Income Fund, and Total Return Bond Fund are gateway feeder funds that invest all of their assets in the Inflation-Protected Bond Portfolio, Stable Income Portfolio and Total Return Bond Portfolio, respectively, each of which have a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Subadvisers. In this regard, the Boards specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Boards considered information regarding Funds Management's and each Subadvisers's compensation programs for personnel involved in the management of the Funds.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Subadvisers.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Subadvisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2005. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Boards noted that the performance of each Fund, except for the High Yield Bond Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Board of Wells Fargo Funds Trust noted that long-term performance for the High Yield Bond Fund was lower than the median performance of the Fund's Peer Group and required further review. Upon further review, the Board noted that the Fund was unable to capitalize on recent market rallies because of low liquidity levels and cash flow. Accordingly, the Board noted that it would carefully monitor the performance of the High Yield Bond Fund and asked management to report to the Board.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratio of each Fund was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administration services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to the Subadvisers for investment subadvisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, equal to, or not appreciably higher than, the median rates of each Fund's Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including the Subadvisers) of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider a separate profitability analysis of the Subadvisers, as their separate profitability from their relationships with the Funds was not a material factor in determining whether to renew the agreements.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Subadvisers to other clients, including other registered investment companies and separate accounts. The Boards concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Subadvisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUBADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Subadvisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Subadvisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Subadvisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Subadvisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Subadvisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards have conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
REITS        -- Real Estate Investment Trusts
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is available       contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of WELLS FARGO ADVANTAGE FUNDS. If this
visit the Funds' Web site, or call:    report is used for promotional purposes,
                                       distribution of the report must be
WELLS FARGO ADVANTAGE FUNDS            accompanied or preceded by a current
P.O. Box 8266                          prospectus. For a prospectus containing
Boston, MA 02266-8266                  more complete information, including
                                       charges and expenses, call
E-mail: wfaf@wellsfargo.com            1-800-222-8222 or visit the Funds'Web
Web site:                              site at www.wellsfargo.com/
www.wellsfargo.com/advantagefunds      advantagefunds. Please consider the
Retail Investment Professionals:       investment objective, risks, charges and
1-888-877-9275                         expenses of the investment carefully
Institutional Investment               before investing. This and other
Professionals: 1-866-765-0778          information about WELLS FARGO ADVANTAGE
                                       FUNDS can be found in the current
                                       prospectus. Read the prospectus
                                       carefully before you invest or send
                                       money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly owned subsidiary of Wells Fargo &
                                       Company, provides investment advisory
                                       and administrative services for WELLS
                                       FARGO ADVANTAGE FUNDS. Other affiliates
                                       of Wells Fargo & Company provide sub-
                                       advisory and other services for the
                                       Funds. The Funds are distributed by
                                       WELLS FARGO FUNDS DISTRIBUTOR, LLC,
                                       Member NASD/SIPC, an affiliate of Wells
                                       Fargo & Company.

            ---------------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds         RT57806 07-06
Advantage Funds, LLC.                                           AILD/AR103 05-06
All rights reserved.

ITEM 2. CODE OF ETHICS

As of the end of the period, May 31, 2006, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended May 31, 2005 and May 31, 2006, the Audit Fees were $264,665 and $378,100, respectively.

(b) AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended May 31, 2005 and May 31, 2006 for assurance and related services by the principal accountant for the Registrant.

(c) TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended May 31, 2005 and May 31, 2006, the Tax Fees were $84,325 and $23,940, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended May 31, 2005 and May 31, 2006, the Tax Fees were $42,000 and $51,940, respectively. The incurred Tax Fees are comprised of tax return fees.

(d) ALL OTHER FEES - There were no other fees incurred for the fiscal years ended May 31, 2005 and May 31, 2006.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended May 31, 2005 and May 31, 2006, the Registrant incurred non-audit fees in the amount of $134,500 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended May 31, 2005 and May 31, 2006, the Registrant's investment adviser incurred non-audit fees in the amount of $173,500 and $0, respectively. The non-audit fees occurring for the year ended May 31, 2005 consisted of procedure review for pending mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 12. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               Wells Fargo Master Trust

                                               By:
                                                    /s/ Karla M. Rabusch

                                                    Karla M. Rabusch
                                                    President

Date: July 20, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                                               By:

                                                    /s/ Karla M. Rabusch
                                                    Karla M. Rabusch
                                                    President

Date: July 20, 2006

                                               By:
                                                    /s/ A. Erdem Cimen
                                                    A. Erdem Cimen
                                                    Treasurer

Date: July 20, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 20, 2006

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 20, 2006

/s/ A.Erdem Cimen
-----------------------
A.Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or (15)d of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

      Date: July 20, 2006

                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President
                                               Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

      Date: July 20, 2006

                                               /s/ A. Erdem Cimen
                                               A. Erdem Cimen
                                               Treasurer
                                               Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.